UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21457

Name of Fund: BlackRock Allocation Target Shares

Series A Portfolio

Series C Portfolio

Series E Portfolio

Series M Portfolio

Series P Portfolio

Series S Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Allocation Target Shares, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2017

Date of reporting period: 12/31/2016

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2016 (Unaudited)	Series A Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
AIMCO CLO, Series 2015-AA, Class E, 8.70%, 1/15/28 (a)(b)	$1,000	$1,001,025
Ajax Mortgage Loan Trust:
Series 2016-1, Class A, 4.25%, 7/25/47 (a)(c)	296	292,673
Series 2016-B, Class A, 4.00%, 9/25/65 (a)(c)	162	162,106
ALM VII Ltd., Series 2012-7A, Class A1R, 2.33%, 10/15/28 (a)(b)	1,000	1,000,000
ALM X Ltd., Series 2013-10A, Class C, 4.18%, 1/15/25 (a)(b)	250	241,465
ALM XII Ltd., Series 2015-12A, Class D, 6.38%, 4/16/27 (a)(b)	500	463,565
AMMC CLO IX Ltd., Series 2011-9A, Class ER, 8.53%, 1/15/22 (a)(b)	250	250,983
Anchorage Capital CLO 3 Ltd., Series 2014-3A, Class BR, 3.51%, 4/28/26 (a)(b)	500	498,661
Anchorage Capital CLO 8 Ltd., Series 2016-8A, Class D, 4.92%, 7/28/28 (a)(b)	250	250,625
Arbor Realty Commercial Real Estate Notes Ltd., Series 2016-FL1A, Class A, 2.24%, 9/15/26 (a)(b)	190	190,000
ARES XXV CLO Ltd.:
Series 2012-3A, Class BR, 2.63%, 1/17/24 (a)(b)	1,000	1,000,000
Series 2012-3A, Class CR, 3.38%, 1/17/24 (a)(b)	500	500,000
ARES XXXIII CLO Ltd., Series 2015-1A, Class CR, 5.16%, 12/05/25 (a)(b)	250	250,000
ARES XXXIX CLO Ltd., Series 2016-39A, Class E, 8.13%, 7/18/28 (a)(b)	250	245,125
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, 1.00%, 5/25/35 (b)	88	68,963
Atlas Senior Loan Fund Ltd., Series 2012-1A, Class A3LR, 3.41%, 8/15/24 (a)(b)	250	249,207
Atrium IX, Series 9A, Class D, 4.44%, 2/28/24 (a)(b)	750	742,924
Atrium VIII, Series 8A, Class DR, 4.86%, 10/23/24 (a)(b)	325	325,163
Babson CLO Ltd., Series 2016-1A, Class E, 7.43%, 4/23/27 (a)(b)	250	236,250
Battalion CLO Ltd., Series 2007-1A, Class C, 1.68%, 7/14/22 (a)(b)	250	247,046
Bayview Financial Revolving Asset Trust, Series 2005-E, Class A1, 1.60%, 12/28/40 (a)(b)	114	94,390
Bayview Opportunity Master Fund IIa Trust, Series 2016-RPL3, Class A1, 3.47%, 7/28/31 (a)(c)	264	262,563
Bayview Opportunity Master Fund IIIa Trust, Series 2016-RN3, Class A1, 3.60%, 9/29/31 (a)(c)	2,279	2,270,383
Bear Stearns Asset-Backed Securities I Trust:
Series 2007-HE2, Class 23A, 0.90%, 3/25/37 (b)	176	136,008

Asset-Backed Securities	Par (000)	Value
Series 2007-HE3, Class 1A4, 1.11%, 4/25/37 (b)	$332	$203,528
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M2, 1.78%, 1/25/36 (b)	467	445,444
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class A1R, 2.23%, 1/20/29 (a)(b)	500	500,000
BlueMountain CLO Ltd.:
Series 2013-2A, Class A, 2.08%, 1/22/25 (a)(b)	1,000	999,882
Series 2015-1A, Class D, 6.33%, 4/13/27 (a)(b)	250	239,708
Series 2015-2A, Class E, 6.23%, 7/18/27 (a)(b)	250	227,934
Canyon Capital CLO Ltd.:
Series 2006-1A, Class A1, 1.21%, 12/15/20 (a)(b)	205	203,418
Series 2006-1A, Class C, 1.66%, 12/15/20 (a)(b)	250	242,500
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-2A, Class B1R, 2.98%, 7/20/23 (a)(b)	250	249,996
Series 2012-3A, Class CR, 4.98%, 10/14/28 (a)(b)	500	500,430
Series 2012-4AR, Class AR, 2.33%, 1/20/29 (a)(b)	935	935,000
Series 2013-3A, Class B, 3.53%, 7/15/25 (a)(b)	250	249,488
Series 2013-3A, Class C, 4.28%, 7/15/25 (a)(b)	250	244,618
Series 2014-1A, Class CR, 3.88%, 4/17/25 (a)(b)	500	500,000
Series 2015-4A, Class SBB1, 9.38%, 10/20/27 (a)	181	181,864
Series 2016-1A, Class D, 8.48%, 4/20/27 (a)(b)	250	250,925
Carrington Mortgage Loan Trust:
Series 2006-FRE2, Class A2, 0.88%, 10/25/36 (b)	360	220,725
Series 2006-FRE2, Class A3, 0.92%, 10/25/36 (b)	191	117,654
Series 2006-NC2, Class A3, 0.91%, 6/25/36 (b)	942	867,162
Series 2006-NC3, Class A4, 1.00%, 8/25/36 (b)	630	376,429
Series 2006-NC4, Class A3, 0.92%, 10/25/36 (b)	100	71,864
C-BASS Trust:
Series 2006-CB9, Class A2, 0.87%, 11/25/36 (b)	69	39,302

Portfolio Abbreviations
ABS	Asset-Backed Security	IDA	Industrial Development Authority
AGM	Assured Guaranty Municipal Corp.	LIBOR	London Interbank Offered Rate
AMT	Alternative Minimum Tax (subject to)	OTC	Over-the-counter
BAN	Bond Anticipation Notes	RB	Revenue Bonds
CAD	Canadian Dollar	REMIC	Real Estate Mortgage Investment Conduit
CLO	Collateralized Loan Obligation	S&P	Standard & Poor’s
EDA	Economic Development Authority	TBA	To-be-announced
GO	General Obligation Bonds	USD	US Dollar

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2016	1

Schedule of Investments (continued)	Series A Portfolio

Asset-Backed Securities	Par (000)	Value
Series 2006-CB9, Class A4, 0.99%, 11/25/36 (b)	$18	$10,552
Series 2007-CB1, Class AF2, 3.87%, 1/25/37 (c)	337	142,756
Series 2007-CB5, Class A2, 0.75%, 4/25/37 (b)	70	51,509
CIFC Funding Ltd.:
Series 2012-3A, Class A3R, 3.58%, 1/29/25 (a)(b)	250	250,000
Series 2014-3A, Class C1, 3.68%, 7/22/26 (a)(b)	250	249,345
Series 2014-4A, Class A1R, 2.38%, 10/17/26 (a)(b)	500	500,000
Series 2014-5A, Class CR, 3.56%, 1/17/27 (a)(b)	750	750,000
Conseco Finance Securitizations Corp., Series 2000-4, Class A6, 8.31%, 5/01/32 (b)	2,484	1,467,067
Conseco Financial Corp., Series 1996-10, Class B1, 7.24%, 11/15/28 (b)	65	55,286
Countrywide Asset-Backed Certificates:
Series 2006-11, Class 3AV2, 0.74%, 9/25/46 (b)	21	19,750
Series 2007-S3, Class A3, 1.14%, 5/25/37 (b)	199	159,893
Countrywide Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, 0.97%, 3/15/34 (b)	93	74,197
Credit-Based Asset Servicing & Securitization LLC:
Series 2006-CB2, Class AF4, 3.49%, 12/25/36 (c)	30	22,390
Series 2006-SL1, Class A3, 0.98%, 9/25/36 (a)(b)	7,048	1,327,699
Series 2007-RP1, Class A, 1.07%, 5/25/46 (a)(b)	95	77,956
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A3, 5.84%, 7/25/27	1,041	1,178,016
CWHEQ Revolving Home Equity Loan Resuritization Trust:
Series 2006-RES, Class 4Q1B, 1.00%, 12/15/33 (a)(b)	68	58,876
Series 2006-RES, Class 5B1B, 0.89%, 5/15/35 (a)(b)	28	23,566
CWHEQ Revolving Home Equity Loan Trust, Series 2006-G, Class 2A, 0.85%, 10/15/36 (b)	695	597,643
First Franklin Mortgage Loan Trust, Series 2006-FF5, Class 2A3, 0.92%, 4/25/36 (b)	76	66,693
Flatiron CLO Ltd., Series 2012-1AR, Class BR, 4.25%, 10/25/21 (a)(b)	1,000	1,000,000
GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-2, Class A2C, 1.01%, 12/25/35 (b)	39	37,532
GMACM Home Equity Loan Trust, Series 2006-HE1, Class A, 0.79%, 11/25/36 (b)	904	885,517
GoldenTree Loan Opportunities IV Ltd., Series 2007-4A, Class B, 1.63%, 8/18/22 (a)(b)	250	246,625
GSAA Trust, Series 2007-2, Class AF3, 5.92%, 3/25/37 (b)	33	14,418
GSAMP Trust, Series 2006-FM2, Class A2B, 0.88%, 9/25/36 (b)	173	77,819
Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-A, Class M2, 2.78%, 7/25/34 (b)	42	39,558

Asset-Backed Securities	Par (000)	Value
HPS Loan Management Ltd., Series 10A-16, Class C, 4.58%, 1/20/28 (a)(b)	$500	$479,950
Invitation Homes Trust:
Series 2014-SFR2, Class C, 2.94%, 9/17/31 (a)(b)	500	501,470
Series 2014-SFR2, Class E, 4.15%, 9/17/31 (a)(b)	100	100,317
JPMorgan Mortgage Acquisition Trust, Series 2006-WF1, Class A3A, 5.83%, 7/25/36 (c)	1,818	993,509
LCM XV LP, Series 15A, Class C, 4.03%, 8/25/24 (a)(b)	250	249,982
LCM XVIII LP, Series 18A, Class B1, 3.18%, 4/20/27 (a)(b)	500	500,043
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class M2, 7.17%, 4/15/40 (b)	2,370	1,768,306
Long Beach Mortgage Loan Trust:
Series 2006-2, Class 2A3, 0.95%, 3/25/46 (b)	552	250,447
Series 2006-2, Class 2A4, 1.05%, 3/25/46 (b)	106	49,033
Series 2006-4, Class 2A4, 1.02%, 5/25/36 (b)	18	8,855
Series 2006-9, Class 2A3, 0.92%, 10/25/36 (b)	18	7,580
Madison Park Funding XI Ltd., Series 2013-11A, Class A1B, 2.33%, 10/23/25 (a)(b)	1,000	999,936
Madison Park Funding XX Ltd., Series 2016-20A, Class E, 8.29%, 4/27/27 (a)(b)	250	246,930
MASTR Asset-Backed Securities Trust:
Series 2006-AM2, Class A4, 1.02%, 6/25/36 (a)(b)	500	328,663
Series 2007-HE1, Class A4, 1.04%, 5/25/37 (b)	83	49,924
MASTR Specialized Loan Trust, Series 2006-3, Class A, 1.02%, 6/25/46 (a)(b)	39	34,464
Morgan Stanley IXIS Real Estate Capital Trust:
Series 2006-2, Class A2, 0.87%, 11/25/36 (b)	68	30,455
Series 2006-2, Class AFPT, 0.83%, 11/25/36 (b)	2,359	1,057,385
Mountain Hawk I CLO Ltd., Series 2013-1A, Class B1, 3.06%, 1/20/24 (a)(b)	500	499,600
Navient Private Education Loan Trust:
Series 2015-AA, Class A2A, 2.65%, 12/15/28 (a)	110	109,955
Series 2015-AA, Class A2B, 1.90%, 12/15/28 (a)(b)	150	151,430
Series 2015-AA, Class A3, 2.40%, 11/15/30 (a)(b)	100	102,686
Series 2016-AA, Class A2A, 3.91%, 12/15/45 (a)	890	923,857
Series 2016-AA, Class A2B, 2.85%, 12/15/45 (a)(b)	600	628,517
Neuberger Berman CLO XIII Ltd.:
Series 2012-13A, Class B, 3.18%, 1/23/24 (a)(b)	500	499,966
Series 2012-13A, Class D, 5.38%, 1/23/24 (a)(b)	500	499,994
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, 1.16%, 10/25/36 (a)(b)	1,036	943,346
Oakwood Mortgage Investors, Inc., Series 2001-D, Class A2, 5.26%, 1/15/19 (b)	53	41,519

2	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2016

Schedule of Investments (continued)	Series A Portfolio

Asset-Backed Securities	Par (000)	Value
OCP CLO Ltd.:
Series 2014-7A, Class A1A, 2.48%, 10/20/26 (a)(b)	$470	$469,984
Series 2016-12A, Class A1, 2.46%, 10/18/28 (a)(b)	1,000	999,000
Series 2016-12A, Class C, 5.04%, 10/18/28 (a)(b)	1,000	992,729
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class C, 4.88%, 1/15/24 (a)(b)	500	499,971
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A2R, 2.61%, 10/25/25 (a)(b)	250	250,313
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class D, 7.50%, 11/14/26 (a)(b)	250	246,895
OHA Credit Partners XI Ltd., Series 2015-11A, Class E, 7.58%, 10/20/28 (a)(b)	500	478,877
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (a)	201	201,171
Series 2014-1A, Class B, 3.24%, 6/18/24 (a)	1,000	1,004,035
Series 2014-2A, Class A, 2.47%, 9/18/24 (a)	304	303,789
Series 2014-2A, Class B, 3.02%, 9/18/24 (a)	1,000	999,596
Series 2014-2A, Class C, 4.33%, 9/18/24 (a)	100	100,472
Series 2014-2A, Class D, 5.31%, 9/18/24 (a)	1,000	1,004,275
Series 2015-1A, Class A, 3.19%, 3/18/26 (a)	500	503,549
Series 2015-2A, Class A, 2.57%, 7/18/25 (a)	500	500,018
Series 2015-2A, Class C, 4.32%, 7/18/25 (a)	1,000	986,248
Series 2015-3A, Class D, 6.94%, 11/20/28 (a)	1,000	1,012,656
OZLM Funding II Ltd.:
Series 2012-2A, Class A1R, 2.00%, 10/30/27 (a)(b)	1,000	1,000,000
Series 2012-2A, Class DR, 8.17%, 10/30/27 (a)(b)	500	482,500
OZLM Funding III Ltd., Series 2013-3A, Class BR, 3.70%, 1/22/29 (a)(b)	500	500,000
OZLM VI Ltd., Series 2014-6A, Class B, 3.78%, 4/17/26 (a)(b)	250	249,347
OZLM VII Ltd., Series 2014-7A, Class A2A, 2.93%, 7/17/26 (a)(b)	1,600	1,599,607
OZLM XIV Ltd., Series 2015-14A, Class D, 7.23%, 1/15/29 (a)(b)	500	476,264
OZLM XV Ltd., Series 2016-15A, Class A1, 2.41%, 1/20/29 (a)(b)	500	500,000
Palmer Square CLO Ltd., Series 2014-1A, Class CR, 4.96%, 1/17/27 (a)(b)	400	400,000
Palmer Square Loan Funding Ltd.:
Series 2016-2A, Class A2, 2.98%, 6/21/24 (a)(b)	500	500,472
Series 2016-2A, Class B, 4.03%, 6/21/24 (a)(b)	250	250,234
Series 2016-2A, Class C, 5.18%, 6/21/24 (a)(b)	250	250,298
Pretium Mortgage Credit Partners I LLC, Series 2016-NPL6, Class A1, 3.50%, 10/27/31 (a)(c)	365	363,157
Progress Residential Trust:
Series 2016-SFR1, Class E, 4.59%, 9/17/33 (a)(b)	150	152,656

Asset-Backed Securities	Par (000)		Value
Series 2016-SFR2, Class A, 1.94%, 1/17/34 (a)(b)	$500		$501,025
Series 2016-SFR2, Class E, 4.09%, 1/17/34 (a)(b)	200		199,116
Race Point IX CLO Ltd., Series 2015-9A, Class A1, 2.39%, 4/15/27 (a)(b)	250		250,314
Santander Drive Auto Receivables Trust, Series 2012-AA, Class Cert, 0.00%, 12/16/19 (a)	—	(d)	962,500
Seneca Park CLO Ltd., Series 2014-1A, Class D, 4.38%, 7/17/26 (a)(b)	250		244,018
Shackleton II CLO Ltd., Series 2012-2A, Class B1R, 2.70%, 10/20/23 (a)(b)	1,000		1,000,000
SLM Private Credit Student Loan Trust:
Series 2006-A, Class A4, 1.15%, 12/15/23 (b)	175		173,352
Series 2007-A, Class A2, 1.08%, 9/15/25 (b)	27		26,448
SMB Private Education Loan Trust:
Series 2014-A, Class A3, 2.20%, 4/15/32 (a)(b)	2,430		2,476,986
Series 2015-A, Class A2A, 2.49%, 6/15/27 (a)	4,100		4,054,153
Series 2015-C, Class A2A, 2.75%, 7/15/27 (a)	220		220,247
Series 2015-C, Class A2B, 2.10%, 7/15/27 (a)(b)	100		101,736
Series 2015-C, Class A3, 2.65%, 8/16/32 (a)(b)	400		414,458
Series 2015-C, Class B, 3.50%, 9/15/43 (a)	500		481,706
Series 2015-C, Class C, 4.50%, 9/17/46 (a)	1,000		950,004
Series 2016-A, Class A2A, 2.70%, 5/15/31 (a)	620		615,541
Series 2016-A, Class A2B, 2.20%, 5/15/31 (a)(b)	280		287,293
Series 2016-B, Class A2A, 2.43%, 2/17/32 (a)	190		185,905
Series 2016-B, Class A2B, 2.15%, 2/17/32 (a)(b)	260		266,219
Series 2016-C, Class A2B, 1.80%, 9/15/34 (a)(b)	500		502,672
SoFi Professional Loan Program LLC:
Series 2014-A, Class A1, 2.18%, 6/25/25 (a)(b)	708		721,866
Series 2016-D, Class A2B, 2.34%, 4/25/33 (a)	180		176,320
Sound Point CLO IV Ltd., Series 2013-3A, Class D, 4.38%, 1/21/26 (a)(b)	500		484,494
Sound Point CLO VI Ltd., Series 2014-2A, Class A1, 2.24%, 10/20/26 (a)(b)	1,000		993,035
Sound Point CLO X Ltd., Series 2015-3A, Class E, 7.63%, 1/20/28 (a)(b)	750		727,593
Sound Point CLO XI Ltd., Series 2016-1A, Class A, 2.53%, 7/20/28 (a)(b)	250		250,825
Sound Point CLO XII Ltd., Series 2016-2A, Class A, 2.54%, 10/20/28 (a)(b)	250		250,472
Soundview Home Loan Trust, Series 2004-WMC1, Class M2, 1.55%, 1/25/35 (b)	580		549,007
SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 4/25/29 (a)	1,873		1,882,513
Springleaf Funding Trust:
Series 2014-AA, Class B, 3.45%, 12/15/22 (a)	500		501,054

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2016	3

Schedule of Investments (continued)	Series A Portfolio

Asset-Backed Securities	Par (000)	Value
Series 2014-AA, Class C, 4.45%, 12/15/22 (a)	$650	$651,597
Series 2015-AA, Class A, 3.16%, 11/15/24 (a)	500	503,950
Series 2015-AA, Class B, 3.62%, 11/15/24 (a)	250	250,074
Symphony CLO XI Ltd., Series 2013-11A, Class D, 4.88%, 1/17/25 (a)(b)	500	499,987
THL Credit Wind River CLO Ltd., Series 2013-2A, Class A1, 2.33%, 1/18/26 (a)(b)	250	249,937
Trimaran CLO VII Ltd., Series 2007-1A, Class A3L, 1.63%, 6/15/21 (a)(b)	200	198,141
U.S. Residential Opportunity Fund II Trust:
Series 2016-1II, Class A, 3.47%, 7/27/36 (a)(c)	95	94,397
Series 2016-2II, Class A, 3.47%, 8/27/36 (a)(c)	329	327,900
Series 2016-3II, Class A, 3.60%, 10/27/36 (a)(c)	984	981,173
U.S. Residential Opportunity Fund III Trust:
Series 2016-1III, Class A, 3.47%, 7/27/36 (a)(c)	95	94,619
Series 2016-2III, Class A, 3.47%, 8/27/36 (a)(c)	885	880,979
Series 2016-3III, Class A, 3.60%, 10/27/36 (a)(c)	1,990	1,982,685
U.S. Residential Opportunity Fund IV Trust:
Series 2016-1IV, Class A, 3.47%, 7/27/36 (a)(c)	681	677,750
Series 2016-2IV, Class A, 3.47%, 8/27/36 (a)(c)	556	552,878
Series 2016-3IV, Class A, 3.60%, 10/27/36 (a)(b)	986	981,669
Venture X CLO Ltd., Series 2012-10A, Class BR, 2.86%, 7/20/22 (a)(b)	500	500,000
Venture XVI CLO Ltd., Series 2014-16A, Class A2L, 2.88%, 4/15/26 (a)(b)	250	248,395
Venture XVII CLO Ltd., Series 2014-17A, Class B1, 2.98%, 7/15/26 (a)(b)	250	249,997
Vibrant CLO IV Ltd., Series 2016-4A, Class D, 5.13%, 7/20/28 (a)(b)	1,000	993,319
Vibrant CLO V Ltd., Series 2016-5A, Class A, 2.55%, 1/20/29 (a)(b)	500	500,000
VOLT L LLC, Series 2016-NP10, Class A1, 3.50%, 9/25/46 (a)(c)	200	199,319
VOLT XLV LLC, Series 2016-NPL5, Class A1, 4.00%, 5/25/46 (a)(c)	189	189,545
VOLT XLVI LLC, Series 2016-NPL6, Class A1, 3.84%, 6/25/46 (a)(c)	844	844,876
Voya CLO Ltd., Series 2012-3A, Class BR, 2.83%, 10/15/22 (a)(b)	250	249,895
Washington Mutual Asset-Backed Certificates:
Series 2006-HE4, Class 2A2, 0.94%, 9/25/36 (b)	314	142,416
Series 2006-HE5, Class 1A, 0.91%, 10/25/36 (b)	131	95,533
World Financial Network Credit Card Master Trust, Series 2012-C, Class C, 4.55%, 8/15/22	460	467,115
York CLO 1 Ltd., Series 2014-1A, Class D, 4.98%, 1/22/27 (a)(b)	1,000	986,902
Total Asset-Backed Securities — 56.9%		92,613,811

Corporate Bonds	Par (000)	Value
Banks — 0.1%
Washington Mutual Bank:
0.00% (e)(f)(g)	$500	$106,250
0.00% (e)(f)(g)	250	53,125
Total Corporate Bonds — 0.1%		159,375

Floating Rate Loan Interests (b)
Equity Real Estate Investment Trusts (REITs) — 0.6%
JAX MEZZ LLC, Mezzanine Loan, 6.15%, 10/04/21	1,000	992,500

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Collateralized Mortgage Obligations — 11.4%
Ajax Mortgage Loan Trust:
Series 2015-C, Class A, 3.88%, 3/25/57 (a)(c)	408	399,230
Series 2016-A, Class A, 4.25%, 8/25/64 (a)(c)	417	417,262
American Home Mortgage Assets Trust:
Series 2006-4, Class 1A12, 0.97%, 10/25/46 (b)	191	126,389
Series 2006-5, Class A1, 1.49%, 11/25/46 (b)	1,319	682,316
Series 2007-1, Class A1, 1.27%, 2/25/47 (b)	53	30,836
Angel Oak Mortgage Trust I LLC, Series 2016-1, Class A1, 3.50%, 7/25/46 (a)(c)	143	142,137
APS Resecuritization Trust:
Series 2016-3, Class 3A, 1.57%, 9/27/46 (a)(b)	756	756,096
Series 2016-3, Class 4A, 1.99%, 4/27/47 (a)(b)	223	223,303
Banc of America Funding Trust, Series 2016-R2, Class 1A1, 4.70%, 12/01/33 (a)(b)	500	499,063
Bear Stearns ALT-A Trust II, Series 2007-1, Class 1A1, 3.02%, 9/25/47 (b)	264	184,891
Bear Stearns Asset-Backed Securities I Trust, Series 2006-AC1, Class 1A2, 6.25%, 2/25/36 (c)	308	233,726
Bear Stearns Mortgage Funding Trust:
Series 2007-AR2, Class A1, 0.76%, 3/25/37 (b)	609	499,838
Series 2007-AR4, Class 2A1, 0.80%, 6/25/37 (b)	55	45,420
Countrywide Alternative Loan Trust:
Series 2005-72, Class A3, 0.88%, 1/25/36 (b)	896	767,179
Series 2005-76, Class 2A1, 1.57%, 2/25/36 (b)	1,113	981,023
Series 2007-9T1, Class 1A1, 6.00%, 5/25/37	352	253,395
Series 2007-OA2, Class 1A1, 1.38%, 3/25/47 (b)	521	320,671
Credit Suisse Commercial Mortgage Trust, Series 2014-9R, Class 9A1, 1.28%, 8/27/36 (a)(b)	220	170,129

4	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2016

Schedule of Investments (continued)	Series A Portfolio

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Deephaven Residential Mortgage Trust, Series 2016-1A, Class A1, 4.00%, 7/25/46 (a)	$243	$242,718
Deutsche Alt-B Securities Mortgage Loan Trust, Series 2006-AB3, Class A8, 6.36%, 7/25/36 (b)	50	41,185
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, 2.54%, 3/25/36 (b)	43	35,431
GSMPS Mortgage Loan Trust:
Series 2005-RP2, Class 1AF, 0.94%, 3/25/35 (a)(b)	124	109,720
Series 2006-RP1, Class 1AF1, 0.94%, 1/25/36 (a)(b)	93	77,896
Lehman XS Trust, Series 2007-20N, Class A1, 1.91%, 12/25/37 (b)	83	63,228
LSTAR Commercial Mortgage Trust, Series 2016-7, Class A1, 2.61%, 12/01/21 (a)(b)	1,095	1,078,919
LSTAR Securities Investment Ltd.:
Series 2016-2, Class A, 2.53%, 3/01/21 (a)(b)	556	546,269
Series 2016-3, Class A, 2.53%, 9/01/21 (a)(b)	2,901	2,865,419
LSTAR Securities Investment Trust:
Series 2015-3, Class A, 2.62%, 3/01/20 (a)(b)	202	201,643
Series 2016-5, Class A1, 3.97%, 11/01/21 (a)(b)	1,017	1,006,062
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, 0.96%, 4/16/36 (a)(b)	499	413,243
Nomura Resecuritization Trust, Series 2014-3R, Class 3A9, 1.05%, 11/26/35 (a)(b)	100	89,762
Reperforming Loan REMIC Trust, Series 2005-R3, Class AF, 0.98%, 9/25/35 (a)(b)	1,706	1,470,829
Stanwich Mortgage Loan Co. LLC, Series 2016-NPL2, Class NOTE, 3.72%, 8/16/46 (a)(c)	1,126	1,120,768
Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 2A1, 0.80%, 5/25/46 (b)	77	57,441
Structured Asset Securities Corp., Series 2005-RF3, Class 1A, 1.11%, 6/25/35 (a)(b)	1,803	1,523,069
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-RF4, Class 2A1, 6.00%, 10/25/36 (a)	87	75,458
SunTrust Acquisition Closed-End Seconds Trust, Series 2007-1, Class A, 1.08%, 4/25/37 (b)	668	624,906
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-4, Class 3A1, 6.50%, 5/25/36 (c)	273	201,571
Wedgewood Real Estate Trust, Series 2016-1, Class A1, 3.45%, 7/15/46 (a)(b)	1	882

		18,579,323
Commercial Mortgage-Backed Securities — 18.7%
Banc of America Commercial Mortgage Trust:
Series 2007-1, Class AMFX, 5.48%, 1/15/49 (b)	50	49,931
Series 2007-2, Class AM, 5.65%, 4/10/49 (b)	60	60,172
Banc of America Merrill Lynch Commercial Mortgage Securities Trust:
Series 2013-DSNY, Class F, 4.20%, 9/15/26 (a)(b)	119	118,507

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2015-200P, Class F, 3.60%, 4/14/33 (a)(b)	$394	$358,862
Series 2016-ISQ, Class E, 3.61%, 8/14/34 (a)(b)	300	255,660
Barclays Commercial Mortgage Trust, Series 2015-SRCH, Class A1, 3.31%, 8/10/35 (a)	495	500,699
Bayview Commercial Asset Trust:
Series 2006-1A, Class A2, 1.12%, 4/25/36 (a)(b)	48	41,730
Series 2007-2A, Class A1, 1.03%, 7/25/37 (a)(b)	95	81,106
Series 2007-4A, Class A1, 1.21%, 9/25/37 (a)(b)	170	142,688
Series 2007-5A, Class A3, 1.76%, 10/25/37 (a)(b)	174	162,858
Bear Stearns Commercial Mortgage Securities Trust:
Series 2007-PW17, Class AMFL, 1.37%, 6/11/50 (a)(b)	500	491,972
Series 2007-PW18, Class AM, 6.08%, 6/11/50 (b)	25	25,788
BWAY Mortgage Trust:
Series 2013-1515, Class C, 3.45%, 3/10/33 (a)	250	244,847
Series 2013-1515, Class D, 3.63%, 3/10/25 (a)	100	97,135
Series 2013-1515, Class F, 3.93%, 3/10/33 (a)(b)	810	757,349
BXHTL Mortgage Trust, Series 2015-JWRZ, Class GL1, 3.55%, 5/15/29 (a)(b)	1,000	994,978
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 5.49%, 4/10/29 (a)(b)	190	186,368
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class D, 3.05%, 1/10/48 (a)(b)	450	303,724
Series 2016-C4, Class A4, 3.28%, 5/10/58	40	39,628
Series 2016-C4, Class C, 4.88%, 5/10/58 (b)	130	128,454
CGGS Commercial Mortgage Trust:
Series 2016-RNDB, Class AFL, 2.35%, 2/15/33 (a)(b)	442	443,660
Series 2016-RNDB, Class DFL, 5.45%, 2/15/33 (a)(b)	434	435,881
Citigroup Commercial Mortgage Trust:
Series 2013-375P, Class C, 3.52%, 5/10/35 (a)(b)	100	100,086
Series 2013-375P, Class D, 3.52%, 5/10/35 (a)(b)	100	97,925
Series 2013-375P, Class E, 3.52%, 5/10/35 (a)(b)	250	235,452
Series 2015-SSHP, Class A, 1.85%, 9/15/27 (a)(b)	300	299,338
Series 2015-SSHP, Class D, 3.75%, 9/15/27 (a)(b)	100	98,162
Series 2016-C1, Class C, 4.95%, 5/10/49 (b)	10	9,945
Series 2016-GC37, Class D, 2.79%, 4/10/49 (a)	1,000	670,652
Series 2016-SMPL, Class E, 4.51%, 9/08/31 (a)	510	495,470
Citigroup/Deutsche Bank Mortgage Trust:
Series 2006-CD3, Class AM, 5.65%, 10/15/48	63	63,262

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2016	5

Schedule of Investments (continued)	Series A Portfolio

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2007-CD5, Class AJ, 6.12%, 11/15/44 (b)	$850	$871,354
Commercial Mortgage Pass-Through Certificates:
Series 2007-C9, Class AJ, 5.65%, 12/10/49 (b)	424	431,505
Series 2007-C9, Class AJFL, 1.35%, 12/10/49 (a)(b)	1,000	975,758
Series 2007-C9, Class AMFL, 1.30%, 12/10/49 (a)(b)	10	9,901
Series 2013-WWP, Class D, 3.90%, 3/10/31 (a)	110	109,129
Series 2014-277P, Class A, 3.61%, 8/10/49 (a)(b)	500	518,058
Series 2014-CR17, Class C, 4.74%, 5/10/24 (b)	750	770,957
Series 2014-TCW, Class D, 2.93%, 2/13/32 (a)(b)	750	746,310
Series 2014-TWC, Class E, 3.93%, 2/13/32 (a)(b)	200	198,850
Series 2015-3BP, Class F, 3.24%, 2/10/25 (a)(b)	100	86,067
Series 2015-CR23, Class CMD, 3.68%, 5/10/48 (a)(b)	750	700,126
Series 2015-CR23, Class D, 4.26%, 5/10/48 (b)	500	367,947
Series 2015-CR25, Class D, 3.80%, 8/10/48 (b)	750	565,199
Series 2015-LC19, Class D, 2.87%, 2/10/48 (a)	100	76,069
Series 2016-667M, Class D, 3.18%, 10/10/36 (a)(b)	500	446,391
Core Industrial Trust:
Series 2015-TEXW, Class D, 3.85%, 2/10/34 (a)(b)	100	100,430
Series 2015-TEXW, Class E, 3.85%, 2/10/34 (a)(b)	279	270,105
Cosmopolitan Hotel Trust, Series 2016-CSMO, Class A, 2.10%, 11/15/33 (a)(b)	380	381,905
Countrywide Commercial Mortgage Trust, Series 2007-MF1, Class A, 6.09%, 11/12/43 (a)(b)	9	9,036
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C4, Class F, 5.23%, 10/15/39 (a)(b)	500	521,155
Credit Suisse Mortgage Capital Certificates:
Series 2016-MFF, Class A, 2.14%, 11/15/33 (a)	240	240,355
Series 2016-NXSR, Class A4, 3.73%, 12/15/49	250	257,078
CSAIL Commercial Mortgage Trust:
Series 2015-C3, Class D, 3.36%, 8/15/48 (b)	125	92,689
Series 2016-C6, Class C, 4.91%, 1/15/49 (b)	10	10,043
Deutsche Bank JPMorgan Mortgage Trust, Series 2016-C3, Class D, 3.49%, 9/10/49 (a)(b)	220	168,441
Eleven Madison Mortgage Trust, Series 2015-11MD, Class A, 3.55%, 9/10/35 (a)(b)	500	514,473
GAHR Commercial Mortgage Trust:
Series 2015-NRF, Class DFX, 3.38%, 12/15/34 (a)(b)	100	99,443

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2015-NRF, Class EFX, 3.38%, 12/15/34 (a)(b)	$200	$194,434
Series 2015-NRF, Class FFX, 3.38%, 12/15/34 (a)(b)	1,100	1,040,379
GP Portfolio Trust, Series 2014-GPP, Class E, 4.55%, 2/15/27 (a)(b)	125	120,727
Great Wolf Trust, Series 2015-WOLF, Class D, 4.04%, 5/15/34 (a)(b)	256	256,632
GS Mortgage Securities Trust:
Series 2007-GG10, Class A4, 5.79%, 8/10/45 (b)	8	8,347
Series 2014-GC22, Class D, 4.65%, 6/10/47 (a)(b)	1,000	798,693
Series 2016-GS3, Class A4, 2.85%, 10/10/49	80	77,731
Series 2016-RENT, Class C, 4.07%, 2/10/29 (a)(b)	100	100,733
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.45%, 11/05/30 (a)(b)	870	871,298
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 2.84%, 8/10/38 (a)	100	96,346
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-CB15, Class AM, 5.86%, 6/12/43 (b)	53	52,931
Series 2014-CBM, Class E, 4.55%, 10/15/19 (a)(b)	250	246,275
Series 2015-UES, Class E, 3.62%, 9/05/32 (a)(b)	600	580,688
Series 2016-ATRM, Class D, 5.35%, 10/05/20 (a)	250	254,624
Series 2016-NINE, Class A, 2.85%, 10/06/38 (a)(b)	500	484,548
Series 2016-WPT, Class A, 2.15%, 10/15/33 (a)(b)	150	150,438
JPMorgan Commercial Mortgage-Backed Securities Trust, Series 2009-RR1, Class A4B, 5.72%, 3/18/51 (a)(b)	500	502,476
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-1A, Class 1A, 1.01%, 3/25/37 (a)(b)	542	483,356
Lone Star Portfolio Trust:
Series 2015-LSP, Class D, 4.70%, 9/15/28 (a)(b)	85	86,102
Series 2015-LSP, Class E, 6.30%, 9/15/28 (a)(b)	1,067	1,075,494
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C20, Class D, 3.07%, 2/15/48 (a)	100	71,513
Series 2015-C25, Class D, 3.07%, 10/15/48	750	525,010
Series 2015-C26, Class D, 3.06%, 10/15/48 (a)	280	193,149
Morgan Stanley Capital I Trust:
Series 2007-HQ11, Class AMFL, 0.86%, 2/12/44 (b)	93	92,427
Series 2014-CPT, Class F, 3.45%, 7/13/29 (a)(b)	100	96,796
Series 2014-CPT, Class G, 3.45%, 7/13/29 (a)(b)	100	95,611

6	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2016

Schedule of Investments (continued)	Series A Portfolio

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Velocity Commercial Capital Loan Trust, Series 2015-1, Class AFL, 3.02%, 6/25/45 (a)(b)	$241	$241,009
VNDO Trust, Series 2016-350P, Class E, 3.93%, 1/10/35 (a)(b)	500	437,493
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class AJ, 5.63%, 10/15/48 (b)	222	221,456
Series 2007-C32, Class AMFX, 5.70%, 6/15/49 (a)	500	504,642
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class D, 3.77%, 2/15/48 (a)	1,000	710,059
Series 2015-NXS3, Class D, 3.15%, 9/15/57 (a)	500	324,125
Series 2015-NXS4, Class D, 3.60%, 12/15/48 (b)	1,000	807,035
Series 2016-C33, Class A4, 3.43%, 3/15/59	250	253,405
Series 2016-C34, Class C, 5.03%, 6/15/49 (b)	130	128,790
Series 2016-C37, Class C, 4.49%, 12/15/49 (b)	500	484,465
Series 2016-NXS5, Class D, 4.88%, 1/15/59 (b)	250	220,317

		30,420,617
Interest Only Commercial Mortgage-Backed Securities — 3.0%
B2R Mortgage Trust, Series 2015-2, Class XA, 2.15%, 11/15/48 (a)(b)	13,002	772,838
Banc of America Commercial Mortgage Trust:
Series 2015-UBS7, Class XA, 0.92%, 9/15/48 (b)	986	56,570
Series 2016-UB10, Class XA, 2.01%, 6/15/49 (b)	737	88,510
Barclays Commercial Mortgage Trust, Series 2015-SRCH, Class XB, 0.19%, 8/10/35 (a)(b)	12,500	236,000
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, 1.77%, 5/10/58 (b)	544	63,089
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class XE, 1.23%, 10/10/47 (a)(b)	1,000	72,672
Commercial Mortgage Pass-Through Certificates, Series 2015-LC21, Class XA, 0.87%, 7/10/48 (b)	9,871	441,917
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class XA, 1.06%, 11/15/48 (b)	2,211	137,899
GS Mortgage Securities Trust, Series 2014-GC20, Class XA, 1.16%, 4/10/47 (b)	967	54,394
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49 (a)(b)	8,570	468,779
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class XC, 0.75%, 8/15/49 (a)(b)	17,400	784,740
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C19, Class XA, 1.15%, 12/15/47 (b)	1,172	65,105
Series 2014-C19, Class XF, 1.19%, 12/15/47 (a)(b)	220	13,773
Series 2015-C22, Class XA, 1.17%, 4/15/48 (b)	492	31,909

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2015-C25, Class XA, 1.15%, 10/15/48 (b)	$3,279	$231,604
Series 2015-C26, Class XA, 1.12%, 10/15/48 (b)	625	43,317
Series 2016-C29, Class XA, 1.66%, 5/15/49 (b)	2,389	252,976
Series 2016-C29, Class XB, 0.96%, 5/15/49 (b)	1,020	75,742
Wells Fargo Commercial Mortgage Trust:
Series 2015-NXS3, Class XA, 1.18%, 9/15/57 (b)	6,701	419,853
Series 2016-BNK1, Class XD, 1.27%, 8/15/49 (a)(b)	1,000	91,920
Series 2016-C33, Class XA, 1.81%, 3/15/59 (b)	4,472	501,267
WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class XA, 2.10%, 11/15/45 (a)(b)	589	45,004

		4,949,878
Total Non-Agency Mortgage-Backed Securities — 33.1%		53,949,818

U.S. Government Sponsored Agency Securities	Par (000)	Value
Collateralized Mortgage Obligations — 2.4%
Fannie Mae:
Series 2016-C02, Class 1M2, 6.59%, 9/25/28 (b)	50	55,888
Series 2016-C04, Class 1M2, 4.84%, 1/25/29 (b)	260	269,576
Series 2016-C05, Class 2M2, 5.04%, 1/25/29 (b)	280	291,150
Series 2016-C06, Class 1M2, 4.84%, 4/25/29 (b)	68	70,693
Series 2016-C07, Class 2M2, 4.89%, 4/25/29 (b)	138	141,908
Freddie Mac:
Series 2016-DNA4, Class M3, 4.39%, 3/25/29 (b)	2,000	2,003,796
Series 2016-HQA3, Class M3, 4.44%, 3/25/29 (b)	1,000	999,999

		3,833,010
Commercial Mortgage-Backed Securities — 0.2%
Freddie Mac, Series KPLB, Class A, 2.77%, 5/25/25	380	374,037
Interest Only Commercial Mortgage-Backed Securities — 0.8%
Freddie Mac:
Series K721, Class X1, 0.34%, 8/25/22 (b)	12,950	212,768
Series KW01, Class X1, 0.98%, 1/25/26 (b)	1,187	79,896
Series K056, Class X1, 1.27%, 5/25/26 (b)	489	44,666
Series K055, Class X1, 1.37%, 3/25/26 (b)	1,271	124,905
Ginnie Mae:
Series 2014-112, Class IO, 1.19%, 1/16/48 (b)	9,329	557,180
Series 2014-172, Class IO, 1.04%, 1/16/49 (b)	1,237	74,148
Series 2016-87, Class IO, 1.01%, 8/16/58 (b)	476	37,420

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2016	7

Schedule of Investments (continued)	Series A Portfolio

U.S. Government Sponsored Agency Securities	Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (concluded)
Series 2016-113, Class IO, 1.19%, 2/16/58 (b)	$ 1,424	$130,649
Series 2016-152, Class IO, 0.99%, 8/15/58 (b)	1,194	98,146

		1,359,778
Mortgage-Backed Securities — 0.2%
Fannie Mae Mortgage-Backed Securities:
2.50%, 5/01/26	110	106,233
2.69%, 4/01/25	120	118,459

		224,692
Total U.S. Government Sponsored Agency Securities — 3.6%		5,791,517
Total Long-Term Investments (Cost — $153,915,021) — 94.3%		153,507,021

Short-Term Securities	Shares	Value
Dreyfus Treasury Securities Cash Management, Institutional Class, 0.32% (h)	10,803,321	10,803,321
Total Short-Term Securities (Cost — $10,803,321) — 6.7%		10,803,321
Total Investments (Cost — $164,718,342*) — 101.0%		164,310,342
Liabilities in Excess of Other Assets — (1.0)%		(1,586,931)

Net Assets — 100.0%		$162,723,411

8	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2016

Schedule of Investments (continued)	Series A Portfolio

Notes to Schedule of Investments

*	As of December 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$164,547,455

Gross unrealized appreciation	$1,911,224
Gross unrealized depreciation	(2,148,337)

Net unrealized depreciation	$(237,113)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(d)	Amount is less than $500.

(e)	Issuer filed for bankruptcy and/or is in default.

(f)	Non-income producing security.

(g)	Perpetual security with no stated maturity date.

(h)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

OTC Credit Default Swaps — Buy Protection

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Value	Premiums Paid	Unrealized Appreciation (Depreciation)
CMBX.NA Series 8 AAA	0.50%	Credit Suisse International	10/17/57	$500	$ 5,720	$11,786	$ (6,066)
CMBX.NA Series 8 AAA	0.50%	Morgan Stanley Capital Services LLC	10/17/57	$500	5,720	11,602	(5,882)
CMBX.NA Series 8 AAA	0.50%	Morgan Stanley Capital Services LLC	10/17/57	$130	1,487	2,911	(1,424)
CMBX.NA Series 9 AAA	0.50%	Goldman Sachs International	9/17/58	$80	1,752	2,561	(809)
CMBX.NA Series 6 AAA	0.50%	Deutsche Bank AG	5/11/63	$600	205	199	6
CMBX.NA Series 6 AAA	0.50%	Deutsche Bank AG	5/11/63	$530	181	(399)	580
CMBX.NA Series 6 AAA	0.50%	Deutsche Bank AG	5/11/63	$370	126	74	52
CMBX.NA Series 6 BBB-	3.00%	J.P. Morgan Securities LLC	5/11/63	$40	2,258	2,638	(380)
CMBX.NA Series 6 BBB-	3.00%	J.P. Morgan Securities LLC	5/11/63	$40	2,258	2,638	(380)
CMBX.NA Series 6 BBB-	3.00%	Morgan Stanley Capital Services LLC	5/11/63	$40	2,258	2,424	(166)
Total					$21,965	$36,434	$(14,469)

OTC Credit Default Swaps — Sell Protection

Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Value	Premiums Received	Unrealized Appreciation
CMBX.NA Series 8 A	2.00%	Morgan Stanley Capital Services LLC	10/17/57	Not Rated	$120	$(6,119)	$(11,839)	$5,720
CMBX.NA Series 6 BBB-	3.00%	Credit Suisse International	5/11/63	BBB-	$ 40	(2,258)	(3,291)	1,033
Total						$(8,377)	$(15,130)	$6,753

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2016	9

Schedule of Investments (continued)	Series A Portfolio

assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$75,230,620	$17,383,191	$92,613,811
Corporate Bonds[1]	—	159,375	—	159,375
Floating Rate Loan Interests[1]	—	—	992,500	992,500
Non-Agency Mortgage-Backed Securities	—	49,225,206	4,724,612	53,949,818
U.S. Government Sponsored Agency Securities	—	5,791,517	—	5,791,517
Short-Term Securities	$10,803,321	—	—	10,803,321

Total	$10,803,321	$130,406,718	$23,100,303	$164,310,342

Derivative Financial Instruments[2]
Assets:
Credit contracts	—	$7,391	—	$7,391
Liabilities:
Credit contracts	—	(15,107)	—	(15,107)

Total	—	$(7,716)	—	$(7,716)

[1]	See above Schedule of Investments for values in each industry.

[2]	Derivative financial instruments are swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended December 31, 2016, there were no transfers between Level 1 and Level 2.

10	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2016

Schedule of Investments (concluded)	Series A Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of March 31, 2016	$ 2,512,610	—	$ 3,647,831	$ 92,232	$ 6,252,673
Transfers into Level 3	222,125	—	—	—	222,125
Transfers out of Level 3[1]	(1,240,110)	—	(2,348,766)	(92,232)	(3,681,108)
Accrued discounts/premiums	10,254	$ 403	21,462	—	32,119
Net realized gain (loss)	2,680	—	(3,943)	—	(1,263)
Net change in unrealized appreciation (depreciation)[2]	(2,434)	1,943	(46,579)	—	(47,070)
Purchases	15,897,145	990,154	4,238,852	—	21,126,151
Sales	(19,079)	—	(784,245)	—	(803,324)

Closing Balance, as of December 31, 2016	$17,383,191	$992,500	$ 4,724,612	—	$23,100,303

Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2016[2]	$ (2,434)	$ 1,943	$ (48,852)	—	$ (49,343)

[1]

As of March 31, 2016, the Fund used significant unobservable inputs in determining the value of certain investments. As of December 31, 2016, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2016, is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2016	11

Schedule of Investments December 31, 2016 (Unaudited)	Series C Portfolio
(Percentages shown are based on Net Assets)

Capital Trusts	Par (000)	Value
Banks — 0.8%
JPMorgan Chase & Co.:
6.00% (a)(b)	$1,775	$1,781,656
7.90% (a)(b)	500	517,750
Wells Fargo & Co.:
5.88% (a)(b)	225	236,227
7.98% (a)(b)	817	853,765

		3,389,398
Capital Markets — 0.3%
State Street Corp.:
5.25% (a)(b)	315	322,087
1.96%, 6/01/77 (a)	1,075	950,031

		1,272,118
Industrial Conglomerates — 0.1%
General Electric Co., 5.00% (a)(b)	598	620,545
Insurance — 0.8%
Allstate Corp., 5.75%, 8/15/53 (a)	835	863,307
MetLife Capital Trust IV, 7.88%, 12/15/67 (c)	420	506,310
MetLife, Inc., 5.25% (a)(b)	900	911,250
New York Life Insurance Co., 6.75%, 11/15/39 (c)	600	789,183

		3,070,050
Media — 0.6%
NBCUniversal Enterprise, Inc., 5.25% (b)(c)	2,200	2,310,000
Oil, Gas & Consumable Fuels — 0.2%
TransCanada Trust:
5.63%, 5/20/75 (a)	359	362,590
5.88%, 8/15/76 (a)	325	338,000

		700,590
Total Capital Trusts — 2.8%		11,362,701

Corporate Bonds	Par (000)	Value
Aerospace & Defense — 1.0%
Lockheed Martin Corp.:
3.10%, 1/15/23	95	96,039
3.55%, 1/15/26	145	148,148
4.07%, 12/15/42	575	567,555
4.70%, 5/15/46	110	119,650
Northrop Grumman Systems Corp., 7.88%, 3/01/26	1,000	1,329,581
United Technologies Corp.:
1.80%, 6/01/17	820	822,143
6.05%, 6/01/36	450	563,638
4.50%, 6/01/42	340	363,937

		4,010,691
Air Freight & Logistics — 0.2%
Federal Express Corp. Pass-Through Trust, Series 2012, 2.63%, 1/15/18 (c)	269	268,728
FedEx Corp.:
3.25%, 4/01/26	120	119,177
4.10%, 2/01/45	475	444,761

		832,666
Airlines — 0.5%
American Airlines Pass-Through Trust, Series 2014-1, Class B, 4.38%, 4/01/24	123	122,896
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, Class A, 5.25%, 5/30/25 (c)	746	777,248

Corporate Bonds	Par (000)	Value
Airlines (continued)
U.S. Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	$776	$795,620
Virgin Australia Trust, 5.00%, 4/23/25 (c)	196	205,228

		1,900,992
Auto Components — 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17	225	225,422
4.88%, 3/15/19	501	506,010

		731,432
Automobiles — 0.8%
BMW U.S. Capital LLC:
1.50%, 4/11/19 (c)	450	445,730
2.00%, 4/11/21 (c)	540	529,954
Volkswagen Group of America Finance LLC:
1.60%, 11/20/17 (c)	1,050	1,046,701
1.65%, 5/22/18 (c)	1,075	1,069,164

		3,091,549
Banks — 13.1%
Bank of America Corp.:
5.75%, 12/01/17	1,755	1,817,915
2.63%, 4/19/21	1,115	1,107,349
5.70%, 1/24/22	2,125	2,386,881
3.30%, 1/11/23	569	570,900
4.20%, 8/26/24	1,610	1,640,113
4.00%, 1/22/25	605	605,760
3.95%, 4/21/25	1,490	1,483,279
4.45%, 3/03/26	2,305	2,375,390
Bank of America N.A., 1.65%, 3/26/18	1,075	1,076,003
Barclays Bank PLC, 5.14%, 10/14/20	300	316,831
Barclays PLC:
2.75%, 11/08/19	805	802,875
3.20%, 8/10/21	825	815,423
5.20%, 5/12/26	1,400	1,423,170
Citigroup, Inc.:
1.85%, 11/24/17	1,400	1,402,646
1.70%, 4/27/18	1,100	1,097,576
2.15%, 7/30/18	1,040	1,043,440
2.50%, 7/29/19	950	956,512
4.45%, 9/29/27	1,200	1,219,015
Citizens Bank N.A.:
2.50%, 3/14/19	525	529,045
2.55%, 5/13/21	330	327,974
Cooperatieve Rabobank UA, 4.63%, 12/01/23	1,050	1,104,695
HSBC Holdings PLC:
2.65%, 1/05/22	985	961,617
4.25%, 8/18/25	500	504,574
4.38%, 11/23/26	270	272,004
HSBC USA, Inc., 1.70%, 3/05/18	955	954,463
ING Bank NV, 2.50%, 10/01/19 (c)	950	956,118
Intesa Sanpaolo SpA, 5.71%, 1/15/26 (c)	595	567,796
JPMorgan Chase & Co.:
6.10% (a)(b)	600	607,125
1.70%, 3/01/18	1,075	1,074,902
2.20%, 10/22/19	1,655	1,661,646
2.25%, 1/23/20	1,800	1,795,763
2.30%, 8/15/21	665	652,680
2.70%, 5/18/23	2,275	2,225,835
4.95%, 6/01/45	1,170	1,247,582
Lloyds Banking Group PLC, 4.65%, 3/24/26	1,275	1,291,437
Macquarie Bank Ltd., 1.60%, 10/27/17 (c)	1,300	1,299,917

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2016	1

Schedule of Investments (continued)	Series C Portfolio

Corporate Bonds	Par (000)	Value
Banks (continued)
Royal Bank of Scotland Group PLC:
3.88%, 9/12/23	$760	$729,795
6.00%, 12/19/23	1,048	1,088,562
Santander Holdings USA, Inc.:
2.38%, 11/24/17 (a)	945	953,098
2.70%, 5/24/19	1,475	1,473,878
Santander UK PLC:
2.50%, 3/14/19	975	980,694
5.00%, 11/07/23 (c)	1,103	1,122,108
U.S. Bancorp, 3.10%, 4/27/26	305	296,936
Wells Fargo & Co.:
2.50%, 3/04/21	985	977,701
3.50%, 3/08/22	1,500	1,543,277
4.13%, 8/15/23	350	362,152
3.00%, 10/23/26	330	314,291
5.61%, 1/15/44	200	226,608
4.65%, 11/04/44	980	964,546
4.90%, 11/17/45	456	468,367
4.40%, 6/14/46	440	421,104
4.75%, 12/07/46	530	537,874

		52,637,242
Beverages — 3.0%
Anheuser-Busch InBev Finance, Inc.:
2.65%, 2/01/21	1,400	1,408,043
3.30%, 2/01/23	4,075	4,147,258
3.65%, 2/01/26	4,638	4,708,451
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	1,000	984,206
Molson Coors Brewing Co.:
1.45%, 7/15/19	95	93,599
2.10%, 7/15/21	230	224,000
3.00%, 7/15/26	285	269,414
4.20%, 7/15/46	170	158,495

		11,993,466
Biotechnology — 1.5%
AbbVie, Inc.:
2.85%, 5/14/23	550	533,542
3.20%, 5/14/26	240	228,342
4.40%, 11/06/42	795	747,894
4.70%, 5/14/45	548	537,659
Amgen, Inc.:
2.20%, 5/22/19	169	170,304
4.40%, 5/01/45	100	95,855
4.66%, 6/15/51 (c)	927	890,947
Baxalta, Inc., 4.00%, 6/23/25	950	952,775
Gilead Sciences, Inc.:
3.25%, 9/01/22	135	137,798
4.50%, 2/01/45	323	322,728
4.75%, 3/01/46	354	366,274
4.15%, 3/01/47	1,290	1,225,246

		6,209,364
Capital Markets — 5.6%
Bank of New York Mellon Corp., 2.20%, 8/16/23	1,125	1,073,347
Credit Suisse AG:
1.70%, 4/27/18	965	962,873
3.00%, 10/29/21	665	671,354
3.63%, 9/09/24	1,150	1,157,683
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 6/09/23	547	546,397
Goldman Sachs Group, Inc.:
1.59%, 5/22/17 (a)	1,075	1,076,819

Corporate Bonds	Par (000)	Value
Capital Markets (continued)
6.15%, 4/01/18	$850	$894,128
2.63%, 1/31/19	1,000	1,010,752
2.55%, 10/23/19	1,470	1,480,793
4.25%, 10/21/25	310	314,911
4.80%, 7/08/44	545	572,157
Morgan Stanley:
6.25%, 8/28/17	885	911,868
1.88%, 1/05/18	1,240	1,241,848
2.20%, 12/07/18	1,250	1,254,603
7.30%, 5/13/19	1,625	1,810,702
5.63%, 9/23/19	265	287,249
5.50%, 7/28/21	10	11,081
2.28%, 10/24/23 (a)	1,675	1,693,611
3.88%, 1/27/26	225	227,274
4.35%, 9/08/26	655	671,210
UBS AG:
1.80%, 3/26/18	1,460	1,461,009
2.38%, 8/14/19	973	977,715
UBS Group Funding Jersey Ltd., 3.00%, 4/15/21 (c)	2,150	2,151,133

		22,460,517
Chemicals — 0.9%
Air Liquide Finance SA:
2.25%, 9/27/23 (c)	520	495,118
2.50%, 9/27/26 (c)	290	272,291
CF Industries, Inc., 5.38%, 3/15/44	700	577,717
Eastman Chemical Co., 4.65%, 10/15/44	700	694,222
LyondellBasell Industries NV, 5.00%, 4/15/19	1,650	1,743,476

		3,782,824
Commercial Services & Supplies — 0.5%
Aviation Capital Group Corp., 6.75%, 4/06/21 (c)	1,575	1,819,125
Communications Equipment — 0.5%
Cisco Systems, Inc.:
1.85%, 9/20/21	1,025	1,000,365
2.50%, 9/20/26	1,035	984,399

		1,984,764
Consumer Finance — 3.4%
American Express Credit Corp., 1.55%, 9/22/17	460	460,512
Capital One Bank USA N.A., 2.30%, 6/05/19	450	451,088
Capital One Financial Corp., 4.75%, 7/15/21	55	59,487
Capital One N.A.:
2.35%, 8/17/18	1,100	1,106,318
2.40%, 9/05/19	250	250,556
2.95%, 7/23/21	735	737,724
Discover Bank:
2.60%, 11/13/18	700	706,070
3.10%, 6/04/20	742	750,894
Ford Motor Credit Co. LLC:
1.72%, 12/06/17	1,275	1,274,036
2.88%, 10/01/18	1,250	1,264,930
2.94%, 1/08/19	1,415	1,431,148
General Motors Financial Co., Inc.:
2.40%, 4/10/18	1,100	1,101,176
3.25%, 5/15/18	660	668,647
6.75%, 6/01/18	325	345,003
3.15%, 1/15/20	760	764,766
3.20%, 7/06/21	565	560,286
Synchrony Financial:
2.29%, 11/09/17 (a)	1,200	1,207,858

2	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2016

Schedule of Investments (continued)	Series C Portfolio

Corporate Bonds	Par (000)	Value
Consumer Finance (continued)
2.60%, 1/15/19	$615	$618,111

		13,758,610
Diversified Financial Services — 1.3%
Berkshire Hathaway, Inc.:
2.20%, 3/15/21	120	119,750
2.75%, 3/15/23	600	597,748
GE Capital International Funding Co., 4.42%, 11/15/35	1,386	1,452,399
General Electric Capital Corp.:
6.75%, 3/15/32	308	409,988
6.15%, 8/07/37	205	264,598
HSBC Finance Corp., 6.68%, 1/15/21	1,100	1,236,445
SteelRiver Transmission Co. LLC, 4.71%, 6/30/17 (c)	478	481,222
Voya Financial, Inc., 2.90%, 2/15/18	591	598,320

		5,160,470
Diversified Telecommunication Services — 2.6%
AT&T Inc.:
5.20%, 3/15/20	800	860,046
3.80%, 3/15/22	385	394,678
0.00%, 11/27/22 (c)(d)	2,000	1,597,170
3.60%, 2/17/23	525	529,473
4.50%, 5/15/35	750	724,625
5.15%, 3/15/42	325	323,756
4.30%, 12/15/42	76	68,033
4.80%, 6/15/44	65	61,419
4.35%, 6/15/45	105	93,558
4.75%, 5/15/46	203	192,326
Verizon Communications, Inc.:
3.65%, 9/14/18	1,000	1,033,017
7.75%, 12/01/30	750	1,014,516
4.27%, 1/15/36	800	765,701
6.25%, 4/01/37	850	1,007,760
3.85%, 11/01/42	950	823,209
4.86%, 8/21/46	265	268,523
4.67%, 3/15/55	912	856,468

		10,614,278
Electric Utilities — 5.5%
American Transmission Systems, Inc., 5.25%, 1/15/22 (c)	400	442,696
Duke Energy Carolinas LLC:
5.25%, 1/15/18	450	466,916
3.75%, 6/01/45	420	399,809
Duke Energy Corp., 2.65%, 9/01/26	390	363,998
Duke Energy Progress LLC, 6.30%, 4/01/38	750	968,083
E.ON International Finance BV, 5.80%, 4/30/18 (c)	1,100	1,151,359
Emera U.S. Finance LP:
2.15%, 6/15/19 (c)	185	184,694
4.75%, 6/15/46 (c)	745	751,292
Entergy Arkansas, Inc., 3.70%, 6/01/24	825	854,740
Entergy Corp., 4.00%, 7/15/22	700	731,974
Eversource Energy, 1.60%, 1/15/18	125	124,717
Exelon Corp.:
1.55%, 6/09/17	145	144,736
2.45%, 4/15/21	30	29,639
3.40%, 4/15/26	200	196,236
Florida Power & Light Co., 5.95%, 2/01/38	800	1,025,358
Great Plains Energy, Inc., 5.29%, 6/15/22 (e)	745	807,932
Jersey Central Power & Light Co., 5.65%, 6/01/17	1,710	1,736,784
Kentucky Utilities Co., 5.13%, 11/01/40	375	429,246
MidAmerican Energy Holdings Co., 5.30%, 3/15/18	2,170	2,262,709

Corporate Bonds	Par (000)	Value
Electric Utilities (continued)
Northern States Power Co., 6.20%, 7/01/37	$725	$941,338
Ohio Power Co., 6.60%, 3/01/33	675	825,044
Oncor Electric Delivery Co. LLC, 5.30%, 6/01/42	660	774,135
PacifiCorp, 6.00%, 1/15/39	450	572,583
Progress Energy, Inc.:
4.88%, 12/01/19	1,075	1,154,421
3.15%, 4/01/22	775	782,006
Southern Co.:
2.35%, 7/01/21	785	771,666
2.95%, 7/01/23	1,740	1,717,537
3.25%, 7/01/26	1,070	1,041,357
Trans-Allegheny Interstate Line Co., 3.85%, 6/01/25 (c)	445	450,799

		22,103,804
Energy Equipment & Services — 0.2%
Halliburton Co., 3.80%, 11/15/25	950	965,102
Equity Real Estate Investment Trusts (REITs) — 2.2%
American Tower Corp.:
2.80%, 6/01/20	1,000	1,000,530
3.30%, 2/15/21	265	268,018
4.70%, 3/15/22	1,325	1,414,925
3.13%, 1/15/27	825	761,195
AvalonBay Communities, Inc., 4.20%, 12/15/23	1,000	1,057,143
Crown Castle International Corp.:
3.40%, 2/15/21	1,453	1,474,433
2.25%, 9/01/21	265	256,373
5.25%, 1/15/23	807	868,534
DDR Corp., 4.75%, 4/15/18	280	287,970
Host Hotels & Resorts LP, 6.00%, 10/01/21	725	807,330
Simon Property Group LP, 1.50%, 2/01/18 (c)	725	724,669

		8,921,120
Food & Staples Retailing — 0.8%
CVS Health Corp.:
3.38%, 8/12/24	650	652,006
5.30%, 12/05/43	175	198,290
5.13%, 7/20/45	387	431,291
Walgreens Boots Alliance, Inc.:
3.45%, 6/01/26	195	191,412
4.80%, 11/18/44	630	647,520
Wal-Mart Stores, Inc.:
5.25%, 9/01/35	675	807,318
6.50%, 8/15/37	160	216,833

		3,144,670
Food Products — 0.7%
Kraft Heinz Foods Co.:
3.00%, 6/01/26	2,235	2,098,301
5.00%, 6/04/42	250	255,984
4.38%, 6/01/46	365	343,457

		2,697,742
Gas Utilities — 0.5%
Atmos Energy Corp., 8.50%, 3/15/19	800	909,681
Fortis, Inc. Canada, 2.10%, 10/04/21 (c)	945	913,357

		1,823,038
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories:
2.35%, 11/22/19	1,345	1,346,586
4.75%, 11/30/36	385	391,399
4.90%, 11/30/46	160	164,214

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2016	3

Schedule of Investments (continued)	Series C Portfolio

Corporate Bonds	Par (000)	Value
Health Care Equipment & Supplies (continued)
Becton Dickinson and Co.:
2.68%, 12/15/19	$88	$89,286
3.73%, 12/15/24	74	75,674
Boston Scientific Corp., 2.85%, 5/15/20	195	197,908
Covidien International Finance SA, 6.00%, 10/15/17	2,300	2,381,926
Medtronic, Inc.:
3.15%, 3/15/22	960	983,253
3.50%, 3/15/25	950	978,228
4.63%, 3/15/44	500	537,079
4.63%, 3/15/45	1,040	1,124,678
St. Jude Medical, Inc., 4.75%, 4/15/43	117	114,520
Stryker Corp., 3.50%, 3/15/26	160	161,510
Zimmer Biomet Holdings, Inc.:
2.00%, 4/01/18	390	390,476
2.70%, 4/01/20	680	680,034

		9,616,771
Health Care Providers & Services — 2.3%
Aetna, Inc.:
1.70%, 6/07/18	720	719,333
1.90%, 6/07/19	485	483,888
2.40%, 6/15/21	320	318,551
2.80%, 6/15/23	350	344,753
3.50%, 11/15/24	395	400,748
Anthem, Inc.:
4.35%, 8/15/20	1,275	1,345,609
5.10%, 1/15/44	300	319,665
Cigna Corp., 3.25%, 4/15/25	618	601,899
Coventry Health Care, Inc., 5.45%, 6/15/21	850	943,933
HCA, Inc.:
5.25%, 6/15/26	480	496,200
4.50%, 2/15/27	565	555,113
UnitedHealth Group, Inc.:
3.35%, 7/15/22	75	77,273
2.88%, 3/15/23	1,175	1,179,034
3.75%, 7/15/25	770	797,130
4.63%, 11/15/41	645	681,214
4.75%, 7/15/45	120	132,194

		9,396,537
Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp.:
2.75%, 12/09/20	85	85,947
4.88%, 12/09/45	365	390,942

		476,889
Household Durables — 0.2%
Newell Brands, Inc.:
3.85%, 4/01/23	275	285,259
4.20%, 4/01/26	235	245,288
5.50%, 4/01/46	300	344,408

		874,955
Independent Power and Renewable Electricity Producers — 0.2%
IPALCO Enterprises, Inc., 5.00%, 5/01/18	925	955,063
Industrial Conglomerates — 0.4%
Eaton Corp., 4.15%, 11/02/42	900	879,727
Tyco Electronics Group SA, 3.50%, 2/03/22	600	617,401

		1,497,128
Insurance — 1.6%
Allied World Assurance Co. Holdings Ltd., 5.50%, 11/15/20	825	889,951
American International Group, Inc.:
6.40%, 12/15/20	485	552,213

Corporate Bonds	Par (000)	Value
Insurance (continued)
3.30%, 3/01/21	$220	$225,342
3.90%, 4/01/26	1,240	1,261,802
4.50%, 7/16/44	200	197,215
Aon PLC, 4.00%, 11/27/23	1,760	1,826,083
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (c)	1,050	1,362,610

		6,315,216
Internet Software & Services — 0.2%
Alibaba Group Holding Ltd., 1.63%, 11/28/17	975	973,065
IT Services — 1.1%
Fidelity National Information Services, Inc.:
3.63%, 10/15/20	2,175	2,251,708
3.50%, 4/15/23	625	632,958
5.00%, 10/15/25	425	462,882
Visa, Inc.:
2.80%, 12/14/22	510	512,858
3.15%, 12/14/25	620	622,719

		4,483,125
Life Sciences Tools & Services — 0.3%
Life Technologies Corp., 6.00%, 3/01/20	820	893,295
Thermo Fisher Scientific, Inc.:
2.15%, 12/14/18	220	221,010
3.00%, 4/15/23	180	176,916

		1,291,221
Machinery — 0.4%
John Deere Capital Corp.:
1.35%, 1/16/18	790	789,034
2.38%, 7/14/20	830	832,463

		1,621,497
Media — 3.8%
21st Century Fox America, Inc., 6.40%, 12/15/35	781	933,020
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/20	1,245	1,270,193
4.46%, 7/23/22	1,485	1,551,871
6.48%, 10/23/45	1,725	1,994,236
6.83%, 10/23/55	57	66,822
Comcast Corp.:
4.25%, 1/15/33	650	676,432
6.50%, 11/15/35	550	704,318
3.20%, 7/15/36	610	548,678
6.55%, 7/01/39	500	652,283
4.50%, 1/15/43	225	231,979
4.60%, 8/15/45	700	733,788
Cox Communications, Inc.:
3.35%, 9/15/26 (c)	115	109,818
8.38%, 3/01/39 (c)	442	551,213
Discovery Communications LLC, 4.90%, 3/11/26	1,355	1,426,839
Grupo Televisa SAB, 6.63%, 1/15/40	900	943,094
Sky PLC:
2.63%, 9/16/19 (c)	200	200,815
3.75%, 9/16/24 (c)	510	511,619
Time Warner Cable LLC:
8.25%, 4/01/19	695	780,971
4.50%, 9/15/42	137	124,075
Time Warner, Inc.:
3.60%, 7/15/25	305	303,292
3.88%, 1/15/26	592	592,638
3.80%, 2/15/27	315	313,211

4	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2016

Schedule of Investments (continued)	Series C Portfolio

Corporate Bonds	Par (000)	Value
Media (continued)
Viacom, Inc.:
2.25%, 2/04/22	$145	$136,263
3.45%, 10/04/26	50	46,210

		15,403,678
Metals & Mining — 0.3%
Rio Tinto Finance USA Ltd.:
3.75%, 6/15/25	74	76,206
7.13%, 7/15/28	550	710,815
Southern Copper Corp., 5.88%, 4/23/45	425	417,234

		1,204,255
Multi-Utilities — 2.0%
Berkshire Hathaway Energy Co.:
5.75%, 4/01/18	1,475	1,550,427
4.50%, 2/01/45	900	933,677
CMS Energy Corp., 5.05%, 3/15/22	1,644	1,800,969
Dominion Gas Holdings LLC, 2.50%, 12/15/19	845	854,292
Dominion Resources, Inc., 2.96%, 7/01/19 (f)	345	349,280
NiSource Finance Corp., 5.25%, 2/15/43	440	486,828
Pacific Gas & Electric Co., 3.85%, 11/15/23	575	606,645
Virginia Electric & Power Co.:
6.00%, 1/15/36	900	1,108,813
4.45%, 2/15/44	350	367,453

		8,058,384
Oil, Gas & Consumable Fuels — 6.9%
Anadarko Petroleum Corp., 6.60%, 3/15/46	500	616,679
Chevron Corp., 2.19%, 11/15/19	255	257,543
ConocoPhillips Co.:
3.35%, 11/15/24	370	367,869
4.95%, 3/15/26	1,526	1,684,707
Devon Energy Corp., 3.25%, 5/15/22	731	726,362
El Paso Natural Gas Co. LLC, 8.63%, 1/15/22	485	593,244
Enbridge, Inc., 4.25%, 12/01/26	840	860,068
Encana Corp., 6.50%, 5/15/19	750	807,176
Energy Transfer Partners LP:
6.70%, 7/01/18	925	982,687
5.20%, 2/01/22	5	5,354
3.60%, 2/01/23	775	762,218
6.50%, 2/01/42	560	605,007
Enterprise Products Operating LLC:
6.45%, 9/01/40	800	950,914
5.70%, 2/15/42	490	537,059
4.90%, 5/15/46	775	795,538
Kerr-McGee Corp., 7.88%, 9/15/31	450	576,234
Kinder Morgan Energy Partners LP:
6.00%, 2/01/17	1,325	1,329,013
6.50%, 4/01/20	390	431,684
7.30%, 8/15/33	800	938,834
5.00%, 3/01/43	490	472,491
5.50%, 3/01/44	525	535,244
Kinder Morgan, Inc.:
2.00%, 12/01/17	80	80,122
6.50%, 9/15/20	925	1,037,029
Marathon Petroleum Corp., 4.75%, 9/15/44	631	559,386
Noble Energy, Inc., 5.25%, 11/15/43	425	432,911
Occidental Petroleum Corp.:
3.00%, 2/15/27	470	454,760
4.10%, 2/15/47	625	608,776
Pioneer Natural Resources Co.:
6.88%, 5/01/18	880	934,236
3.45%, 1/15/21	255	260,581
Plains All American Pipeline LP/PAA Finance Corp.:
2.60%, 12/15/19	900	900,942

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
4.65%, 10/15/25	$500	$516,567
Regency Energy Partners LP/Regency Energy Finance Corp., 5.00%, 10/01/22	1,020	1,080,894
Schlumberger Norge AS, 4.20%, 1/15/21 (c)	975	1,034,063
Sunoco, Inc., 5.75%, 1/15/17	530	530,591
Texas Eastern Transmission LP, 2.80%, 10/15/22 (c)	1,400	1,362,700
Western Gas Partners LP, 5.38%, 6/01/21	1,025	1,102,445
Williams Partners LP:
4.50%, 11/15/23	1,300	1,335,393
5.10%, 9/15/45	560	532,251

		27,599,572
Pharmaceuticals — 4.2%
Actavis Funding SCS:
3.45%, 3/15/22	1,780	1,806,716
4.55%, 3/15/35	525	519,641
4.85%, 6/15/44	425	421,387
4.75%, 3/15/45	1,147	1,126,049
EMD Finance LLC, 1.70%, 3/19/18 (c)	1,800	1,793,884
Johnson & Johnson:
2.05%, 3/01/23	270	262,708
2.45%, 3/01/26	510	487,780
3.55%, 3/01/36	1,085	1,085,660
Merck & Co., Inc., 2.35%, 2/10/22	310	307,827
Mylan NV:
2.50%, 6/07/19 (c)	332	330,203
3.95%, 6/15/26 (c)	975	912,452
Mylan, Inc., 2.60%, 6/24/18	968	973,604
Pfizer, Inc., 5.20%, 8/12/20	900	999,923
Roche Holdings, Inc., 3.35%, 9/30/24 (c)	850	870,084
Shire Acquisitions Investments Ireland DAC:
2.40%, 9/23/21	1,310	1,265,443
2.88%, 9/23/23	1,445	1,373,396
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36	10	11,164
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	514	520,603
Teva Pharmaceutical Finance Netherlands III BV:
2.20%, 7/21/21	415	397,025
2.80%, 7/21/23	340	321,841
3.15%, 10/01/26	808	744,917
Wyeth LLC, 5.95%, 4/01/37	425	534,840

		17,067,147
Professional Services — 0.5%
Dun & Bradstreet Corp., 3.25%, 12/01/17	1,300	1,312,623
Experian Finance PLC, 2.38%, 6/15/17 (c)	600	602,113

		1,914,736
Road & Rail — 1.0%
Burlington Northern Santa Fe LLC:
5.75%, 5/01/40	500	610,203
4.15%, 4/01/45	690	699,733
Canadian National Railway Co., 6.25%, 8/01/34	1,100	1,417,963
Canadian Pacific Railway Co., 7.25%, 5/15/19	500	559,545
Kansas City Southern, 2.35%, 5/15/20	370	365,577
Union Pacific Corp., 4.05%, 3/01/46	355	356,015

		4,009,036
Semiconductors & Semiconductor Equipment — 0.4%
Analog Devices, Inc.:
2.50%, 12/05/21	340	336,880
3.50%, 12/05/26	195	193,195
KLA-Tencor Corp., 4.65%, 11/01/24	40	42,344

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2016	5

Schedule of Investments (continued)	Series C Portfolio

Corporate Bonds	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.:
2.20%, 9/16/21	$490	$478,290
3.20%, 9/16/26	565	543,224

		1,593,933
Software — 3.1%
Autodesk, Inc., 1.95%, 12/15/17	550	550,946
Microsoft Corp.:
1.55%, 8/08/21	1,325	1,285,133
2.00%, 8/08/23	1,150	1,099,173
2.40%, 8/08/26	1,235	1,166,701
3.75%, 2/12/45	466	436,992
4.45%, 11/03/45	517	550,822
3.70%, 8/08/46	945	889,684
Oracle Corp.:
1.90%, 9/15/21	1,525	1,490,219
2.40%, 9/15/23	2,050	1,986,042
2.65%, 7/15/26	1,690	1,604,167
4.13%, 5/15/45	1,325	1,284,137
4.00%, 7/15/46	161	153,996

		12,498,012
Specialty Retail — 0.3%
Home Depot, Inc.:
4.40%, 3/15/45	215	229,125
4.25%, 4/01/46	335	351,703
Lowe’s Cos., Inc., 3.70%, 4/15/46	425	396,715
QVC, Inc., 4.38%, 3/15/23	250	248,126

		1,225,669
Technology Hardware, Storage & Peripherals — 1.8%
Apple Inc.:
1.18%, 5/06/19 (a)	1,100	1,104,507
1.55%, 8/04/21	970	937,817
2.85%, 2/23/23	1,010	1,016,295
3.25%, 2/23/26	855	855,454
2.45%, 8/04/26	1,050	985,474
4.38%, 5/13/45	960	986,229
3.85%, 8/04/46	730	699,443
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.35%, 7/15/46 (c)	670	824,963

		7,410,182
Tobacco — 1.6%
Altria Group, Inc.:
2.63%, 9/16/26	210	198,866
4.50%, 5/02/43	450	457,368
5.38%, 1/31/44	557	643,403
Imperial Brands Finance PLC, 2.05%, 2/11/18 (c)	950	950,882
Philip Morris International, Inc., 3.88%, 8/21/42	700	649,964
Reynolds American, Inc.:
4.00%, 6/12/22	730	763,524
4.85%, 9/15/23	220	238,931
4.45%, 6/12/25	1,150	1,214,183
5.70%, 8/15/35	550	631,751
7.00%, 8/04/41	350	419,083
5.85%, 8/15/45	400	473,650

		6,641,605
Trading Companies & Distributors — 0.4%
Air Lease Corp., 3.38%, 6/01/21	540	547,482
International Lease Finance Corp., 5.88%, 4/01/19	885	939,852

		1,487,334

Corporate Bonds	Par (000)	Value
Wireless Telecommunication Services — 0.8%
Alltel Corp., 7.88%, 7/01/32	$470	$596,742
Crown Castle Towers LLC, 6.11%, 1/15/40 (c)	1,450	1,571,018
Orange SA, 5.50%, 2/06/44	350	402,011
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 3/20/23 (c)	340	340,636
Vodafone Group PLC, 4.38%, 2/19/43	425	376,041

		3,286,448
Total Corporate Bonds — 81.3%		327,544,924

Foreign Agency Obligations
CNOOC Finance 2013 Ltd., 3.00%, 5/09/23	800	772,160
Export-Import Bank of Korea, 1.63%, 1/14/17 (a)	1,307	1,307,139
Petroleos Mexicanos:
3.50%, 7/18/18	1,700	1,715,300
6.38%, 2/04/21 (c)	633	674,145
5.38%, 3/13/22 (c)	155	158,717
3.50%, 1/30/23	650	596,700
4.63%, 9/21/23 (c)	1,470	1,430,016
6.38%, 1/23/45	475	432,250
Total Foreign Agency Obligations — 1.8%		7,086,427

Foreign Government Obligations
Canada — 0.1%
Province of Manitoba, 3.05%, 5/14/24	469	477,899
Colombia — 0.2%
Republic of Colombia:
5.63%, 2/26/44	413	425,390
5.00%, 6/15/45	560	531,300

		956,690
Indonesia — 0.3%
Republic of Indonesia:
4.13%, 1/15/25	350	346,793
4.75%, 1/08/26	975	1,006,477

		1,353,270
Mexico — 0.4%
United Mexican States, 4.75%, 3/08/44	1,499	1,363,041
Peru — 0.1%
Republic of Peru, 5.63%, 11/18/50	290	328,425
Poland — 0.1%
Republic of Poland, 3.25%, 4/06/26	440	421,972
Uruguay — 0.3%
Republic of Uruguay:
4.38%, 10/27/27	645	646,645
5.10%, 6/18/50	375	337,500

		984,145
Total Foreign Government Obligations — 1.5%		5,885,442

.

6	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2016

Schedule of Investments (continued)	Series C Portfolio

Taxable Municipal Bonds	Par (000)	Value
Chicago O’Hare International Airport RB, 6.40%, 1/01/40	$1,000	$1,305,250
Los Angeles Department of Water & Power RB, 6.57%, 7/01/45	1,075	1,471,030
Metropolitan Transportation Authority, New York RB, 7.34%, 11/15/39	1,125	1,653,750
Port Authority of New York & New Jersey RB, 4.46%, 10/01/62	1,300	1,304,329
State of California GO:
7.30%, 10/01/39	510	720,319
7.63%, 3/01/40	1,125	1,652,985
7.60%, 11/01/40	430	647,090
Total Taxable Municipal Bonds — 2.2%		8,754,753

U.S. Government Sponsored Agency Securities
Agency Obligations — 0.3%
Fannie Mae, 1.88%, 9/24/26	1,220	1,120,845

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bonds:
3.00%, 11/15/45	$6,690	$6,598,140
2.25%, 8/15/46	223	187,503
U.S. Treasury Notes:
1.25%, 1/31/20	175	173,715
1.38%, 1/31/21	3,441	3,385,925
1.13%, 2/28/21	720	700,566
1.13%, 9/30/21	310	299,017
2.00%, 11/30/22	789	783,271
1.63%, 5/15/26	1,850	1,725,125
Total U.S. Treasury Obligations — 3.4%		13,853,262
Total Long-Term Investments (Cost — $370,129,917) — 93.3%		375,608,354

Short-Term Securities	Shares
Dreyfus Treasury Securities Cash Management, Institutional Class, 0.32% (g)	24,261,414	24,261,414
Total Short-Term Securities (Cost — $24,261,414) — 6.0%		24,261,414
Total Investments Before Options Written (Cost — $394,391,331*) — 99.3%		399,869,768

Options Written
(Premiums Received — $ 108,298) — (0.1)%		(174,549)
Total Investments Net of Options Written — 99.2%		399,695,219
Other Assets Less Liabilities — 0.8%		3,063,440

Net Assets — 100.0%		$402,758,659

Notes to Schedule of Investments

*	As of December 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$394,464,913

Gross unrealized appreciation	$10,427,819
Gross unrealized depreciation	(5,022,964)

Net unrealized appreciation	$5,404,855

(a)	Variable rate security. Rate as of period end.

(b)	Perpetual security with no stated maturity date.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.

(e)	Step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate as of period end.

(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(g)	Current yield as of period end.

•	For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2016	7

Schedule of Investments (continued)	Series C Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(5)	U.S. Treasury Bonds (30 Year)	March 2017	$ 753,281	$ 783
68	U.S. Treasury Notes (10 Year)	March 2017	$ 8,451,125	(20,772)
109	U.S. Treasury Notes (2 Year)	March 2017	$23,618,938	(18,855)
53	U.S. Treasury Notes (5 Year)	March 2017	$ 6,236,195	(21,879)
19	U.S. Ultra Treasury Bonds	March 2017	$ 3,044,750	(16,828)
Total				$(77,551)

OTC Interest Rate Swaptions Written

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)	Value
2-Year Interest Rate Swap	Bank of America N.A.	Call	0.70%	Pay	6-month LIBOR	3/15/18	$8,870	$(2,463)
2-Year Interest Rate Swap	Bank of America N.A.	Call	0.80%	Pay	6-month LIBOR	3/19/18	$8,870	(3,461)
2-Year Interest Rate Swap	Bank of America N.A.	Put	1.70%	Receive	6-month LIBOR	3/15/18	$8,870	(83,891)
2-Year Interest Rate Swap	Bank of America N.A.	Put	1.70%	Receive	6-month LIBOR	3/19/18	$8,870	(84,734)
Total								$(174,549)

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)	Unrealized Depreciation
2.38%[1]	3-month LIBOR	N/A	5/14/25	$1,900	$(20,277)

[1]	Fund pays the fixed rate and receives the floating rate.

OTC Credit Default Swaps — Buy Protection

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Depreciation
Cigna Corp.	1.00%	Goldman Sachs Bank USA	9/20/17	$1,200	$ (8,576)	$ (392)	$ (8,184)
General Dynamics Corp.	1.00%	Credit Suisse International	9/20/17	$1,380	(10,014)	(4,872)	(5,142)
Humana, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	$1,200	(8,448)	2,841	(11,289)
Lockheed Martin Corp.	1.00%	Credit Suisse International	9/20/17	$1,380	(9,933)	(1,681)	(8,252)
Northrop Grumman Corp.	1.00%	Credit Suisse International	9/20/17	$1,165	(8,579)	(3,782)	(4,797)
Raytheon Co.	1.00%	Credit Suisse International	9/20/17	$1,165	(8,500)	(4,030)	(4,470)
Prudential Financial, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	$1,500	(16,284)	17,055	(33,339)
Total					$(70,334)	$ 5,139	$(75,473)

.

8	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2016

Schedule of Investments (concluded)	Series C Portfolio

OTC Credit Default Swaps — Sell Protection

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Value	Premiums Paid (Received)	Unrealized Appreciation
Anthem, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	Not Rated	$1,200	$8,219	$ (1,641)	$ 9,860
Comcast Corp.	1.00%	Credit Suisse International	9/20/17	A-	$1,400	9,930	839	9,091
UnitedHealth Group, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	A+	$1,200	8,481	(427)	8,908
Host Hotels & Resorts, Inc.	1.00%	Credit Suisse International	3/20/19	BBB	$ 825	12,331	(2,243)	14,574
American Tower Corp.	1.00%	Morgan Stanley Capital Services LLC	6/20/21	BBB-	$1,875	(37,884)	(68,716)	30,832
Total						$1,077	$(72,188)	$73,265

[1]	Using S&P’s rating of the issuer.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1		Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]		—	$375,608,354	—	$375,608,354
Short-Term Securities		$24,261,414	—	—	24,261,414

Total		$24,261,414	$375,608,354	—	$399,869,768

Derivative Financial Instruments[2]
Assets:
Credit contracts		—	$73,265	—	$73,265
Interest rate contracts	$	. 783	—	—	783
Liabilities:
Credit contracts		—	(75,473)	—	(75,473)
Interest rate contracts		(78,334)	(194,826)	—	(273,160)
Total		$(77,551)	$(197,034)	—	$(274,585)

[1]	See above Schedule of Investments for values in each security type.

[2]

Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the period ended December 31, 2016, there were no transfers between levels.

.

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2016	9

Schedule of Investments December 31, 2016 (Unaudited)	Series E Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.5%
Alabama Special Care Facilities Financing Authority-Birmingham, Methodist Home for the Aging Project, Series S, RB, 5.50%, 6/01/30	$500	$527,805
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Warrants, Series D, 6.50%, 10/01/53	1,000	1,180,560

		1,708,365
Alaska — 0.3%
Northern Tobacco Securitization Corp., Refunding RB, Asset-Backed, Series A, 4.63%, 6/01/23	370	375,280
Arizona — 1.6%
City of Phoenix IDA:
RB, Legacy Traditional Schools Project, 5.00%, 7/01/46 (a)	570	541,574
Refunding RB, Basis Schools Project, 5.00%, 7/01/45 (a)	140	140,000
Refunding RB, Basis Schools Project, Series A, 5.00%, 7/01/35 (a)	45	45,497
Refunding RB, Basis Schools Project, Series A, 5.00%, 7/01/46 (a)	50	49,908
Refunding RB, Legacy Traditional Schools Project, 5.00%, 7/01/35 (a)	300	294,672
Refunding RB, Legacy Traditional Schools Project, 5.00%, 7/01/45 (a)	100	95,191
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	500	554,560

		1,721,402
Arkansas — 0.6%
Arkansas Development Finance Authority RB, Series A, 4.00%, 7/01/39	175	157,199
Pulaski County Public Facilities Board, RB:
5.00%, 12/01/39	230	244,991
5.00%, 12/01/42	250	265,250

		667,440
California — 10.2%
California County Tobacco Securitization Agency:
RB, Asset-Backed, 5.45%, 6/01/28	500	501,670
RB, Asset-Backed, 5.60%, 6/01/36	405	411,330
RB, Asset-Backed, 5.70%, 6/01/46	760	771,894
Refunding RB, Asset-Backed, Merced County Project, Series A, 5.00%, 6/01/26	55	55,004
Refunding RB, Asset-Backed, Sonoma County Corp. Project, 5.00%, 6/01/26	275	269,989
Refunding RB, Asset-Backed, Sonoma County Corp. Project, 5.25%, 6/01/45	160	149,811
Refunding RB, Golden Gate Tobacco Project, Series A, 5.00%, 6/01/36	300	279,681
California Educational Facilities Authority, RB, Chapman University Project, 5.00%, 4/01/45	500	550,320
California Infrastructure & Economic Development Bank, Refunding RB, Academy Motion Picture Art Project, 4.00%, 11/01/45	750	758,475
California Municipal Finance Authority:
RB, John Adams Academics Project, 5.00%, 10/01/35	250	251,897
RB, John Adams Academics Project, 5.25%, 10/01/45	250	252,835
RB, Sycamore Academy Project, 5.63%, 7/01/44 (a)	150	150,591
Refunding RB, Community Medical Centers Project, Series A, 5.00%, 2/01/46	250	263,057

Municipal Bonds	Par (000)	Value
California (continued)
California Pollution Control Financing Authority, RB, AMT, 5.00%, 11/21/45 (a)	$770	$781,088
California School Finance Authority, RB:
Alliance College-Ready Public Schools Project, 5.00%, 7/01/51 (a)	300	292,773
Alta Public Schools Project, Series A, 6.75%, 11/01/45 (a)	250	267,275
California Statewide Communities Development Authority:
Refunding RB, (AGM) 5.00%, 11/15/49	500	557,785
Refunding RB, 899 Charleston Project, Series A, 5.25%, 11/01/44	250	252,300
California Statewide Financing Authority, RB, Asset-Backed:
Series A, 6.00%, 5/01/43	85	86,255
Series B, 5.63%, 5/01/29	120	121,630
Series B, 6.00%, 5/01/43	315	316,915
City of Irvine, Community Facilities District No. 2013-3, (Great Park) Improvement Area No. 1, Special Tax Bonds, 5.00%, 9/01/44	250	260,375
City of Roseville, CDF No. 1, Special Tax Bonds, 5.00%, 9/01/44	500	521,745
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Senior, Series A-1, 5.75%, 6/01/47	645	618,110
Oakland Unified School District, GO, Series A, 5.00%, 8/01/40	350	390,009
Riverside County Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/45	500	570,475
San Francisco City & County Redevelopment Agency, Tax Allocation Bonds, Mission Bay’s Redevelopment Project, Sub-Series D, 0.00%, 8/01/31 (a)(b)	580	245,305
Tobacco Securitization Authority of Southern California, Refunding RB, Senior, Series A-1:
5.00%, 6/01/37	970	921,500
5.13%, 6/01/46	500	455,685

		11,325,779
Colorado — 3.3%
Colorado Educational & Cultural Facilities Authority, Refunding RB, Charter School-University Project, 5.00%, 12/15/45 (a)	500	482,930
Colorado Health Facilities Authority, Refunding RB:
Evangelical Lutheran Good Project, 5.00%, 6/01/40	500	509,120
Sunny Vista Living Center Project, Series A, 6.13%, 12/01/45 (a)	130	134,872
Sunny Vista Living Center Project, Series A, 6.25%, 12/01/50 (a)	130	135,039
Copperleaf Metropolitan District No. 2, GO, Refunding, 5.75%, 12/01/45	500	508,930
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	925	982,951
Foothills Metropolitan District, Special Assessment Bonds, 6.00%, 12/01/38	500	517,855
Highpointe Vista Metropolitan District No 2, GO, Refunding, Series A, 5.00%, 12/01/46	500	448,025

		3,719,722
Connecticut — 0.6%
Mohegan Tribal Finance Authority, RB, 7.00%, 2/01/45 (a)	215	219,992
Mohegan Tribe of Indians of Connecticut: RB, Series A, 6.75%, 2/01/45 (a)	110	111,191

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2016	1

Schedule of Investments (continued)	Series E Portfolio

Municipal Bonds	Par (000)	Value
Connecticut (continued)
Refunding RB, Priority District Project, Series C, 6.25%, 2/01/30 (a)	$330	$326,066

		657,249
Delaware — 0.4%
Delaware State EDA, RB, Exempt Facility Indian River Power Project, 5.38%, 10/01/45	380	390,146
Florida — 3.6%
Babcock Ranch Community Independent Special District, Special Assessment Bonds, 4.25%, 11/01/21	340	331,493
Brevard County Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 4/01/39	500	525,075
Cape Coral Health Facilities Authority, Refunding RB, Senior Housing Gulf Care Project, 5.88%, 7/01/40 (a)	250	260,867
Capital Trust Agency, Inc., RB, Gardens Apartments Project, Series A, 5.00%, 7/01/50	500	478,865
Celebration Pointe Community Development District, Special Assessment Bonds, 5.13%, 5/01/45	250	240,765
Florida Development Finance Corp., RB, Renaissance Charter School Project, Series A, 6.13%, 6/15/44	45	44,497
Greater Orlando Aviation Authority, Refunding RB, AMT, Special Purpose JetBlue Airway Project, 5.00%, 11/15/36	250	255,943
Hillsborough County Aviation Authority, Refunding RB, AMT, Tampa International Project, Series A, 5.00%, 10/01/44	350	378,689
Lakewood Ranch Stewardship District, Special Assessment Bonds:
4.88%, 5/01/35	250	245,673
Village of Lakewood Ranch Project, Series S, 4.00%, 5/01/21	100	99,996
Village of Lakewood Ranch Project, Series S, 5.13%, 5/01/46	170	165,412
Live Oak Lake Community Development District, Special Assessment Bonds, 4.63%, 5/01/47	500	430,770
Orange County Health Facilities Authority, RB, Presbyterian Retirement Community Project, 5.00%, 8/01/35	250	263,177
Trout Creek Community Development District, Special Assessment Bonds, 5.63%, 5/01/45	250	233,515

		3,954,737
Georgia — 0.3%
Gainesville & Hall County Hospital Authority, Refunding RB, North East Georgia Health Systems, Inc. Project, 5.50%, 8/15/54	250	287,165
Hawaii — 0.2%
State of Hawaii Department of Budget & Finance, Refunding RB, 5.00%, 1/01/45 (a)	220	206,463
Idaho — 0.4%
Idaho Health Facilities Authority, RB, St. Luke’s Health Systems, Inc. Project, Series A, 5.00%, 3/01/44	400	424,952
Illinois — 5.1%
Chicago Board of Education, Special Tax Bonds, 6.00%, 4/01/46	430	427,020
City of Chicago, GO, Refunding, Series A, 5.00%, 1/01/36	250	228,495
City of Chicago, O’Hare International Airport Revenue, Refunding RB:

Municipal Bonds	Par (000)	Value
Illinois (continued)
Senior Lien, Series D, 5.00%, 1/01/39	$260	$277,901
Series D, 5.00%, 1/01/46	1,000	1,071,440
City of Chicago, Wastewater Transmission Revenue, Refunding RB, Second Lien, Series C, 5.00%, 1/01/39	500	529,740
Illinois Finance Authority, Refunding RB:
Lutheran Home & Services Project, 5.50%, 5/15/30	500	520,945
Presence Health Network Project, Series C, 5.00%, 2/15/41	650	657,689
Senior, Rogers Park Montessori School Project, 6.13%, 2/01/45	150	154,281
Metropolitan Pier & Exposition Authority:
RB, McCormick Place Expansion Project, Series 2015A, 5.50%, 6/15/53	390	422,339
Refunding RB, McCormick Project, Series B-2, 5.00%, 6/15/50	500	507,275
Refunding RB, McCormick Project, Series B-2, 5.25%, 6/15/50	350	358,425
State of Illinois, GO:
5.00%, 2/01/39	300	294,867
5.00%, 5/01/39	275	270,259

		5,720,676
Indiana — 1.6%
City of Vincennes, Refunding RB, Southwest Industrial Regional Youth Village Factory Project, 6.25%, 1/01/29 (a)	515	486,211
Indiana Finance Authority:
RB, AMT, Private Activity Bond, Ohio River Bridges East End Crossing Project, 5.25%, 1/01/51	1,000	1,032,260
Refunding RB, Marquette Project, 4.75%, 3/01/32	270	269,406

		1,787,877
Iowa — 0.8%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project, 5.50%, 12/01/22	750	749,625
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series C, 5.50%, 6/01/42	150	143,072

		892,697
Kentucky — 0.2%
Kentucky Economic Development Finance Authority, Refunding RB, Baptist Life Communities Project, Series S:
6.25%, 11/15/46	120	110,584
6.38%, 11/15/51	120	111,967

		222,551
Louisiana — 0.1%
Juban Crossing Economic Development District, Refunding RB, General Infrastructure Projects, Series C, 7.00%, 9/15/44 (a)	150	138,341
Maryland — 0.9%
Anne Arundel County Consolidated Special Taxing District, Special Tax Bonds, Villages at 2 Rivers Project, 5.25%, 7/01/44	250	245,467
County of Frederick, RB, Jefferson Technology Park Project, Series B, 7.13%, 7/01/43	150	163,158
Maryland Economic Development Corp., Refunding RB, University of Maryland Project, 5.00%, 7/01/39	100	105,087

2	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2016

Schedule of Investments (continued)	Series E Portfolio

Municipal Bonds	Par (000)	Value
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Meritus Medical Center Project, 5.00%, 7/01/40	$500	$521,990

		1,035,702
Massachusetts — 3.4%
Massachusetts Development Finance Agency:
RB, Baystate Medical Center Project, Series N, 5.00%, 7/01/44	500	540,205
RB, Emerson College Project, Series A, 5.00%, 1/01/47	500	522,420
RB, Green Bonds, Boston Medical Center Project, 5.00%, 7/01/44	480	500,592
RB, Seven Hills Foundation & Affiliates Project, 5.00%, 9/01/35	250	258,857
RB, Seven Hills Foundation & Affiliates Project, 5.00%, 9/01/45	335	341,971
RB, University of Massachusetts Boston Student Housing Project, 5.00%, 10/01/48	500	516,215
Refunding RB, Covanta Energy Project, Series B, 4.88%, 11/01/42 (a)	350	352,058
Refunding RB, Emmanuel College Project, Series A, 5.00%, 10/01/35	750	794,483

		3,826,801
Michigan — 3.1%
Michigan Finance Authority, Refunding RB:
AMT, Senior Lien, Detroit Water & Sewerage Department Project, 5.00%, 7/01/44	250	261,987
Henry Ford Health System Project, 4.00%, 11/15/46	1,445	1,377,085
Michigan Tobacco Settlement Finance Authority, RB, Turbo Project, Series A, 6.88%, 6/01/42	500	502,250
Wayne County Airport Authority, RB:
AMT, Detroit Metropolitan Wayne County Airport Project, 5.00%, 12/01/39	250	267,343
Detroit Metropolitan Wayne County Airport Project, Series B, 5.00%, 12/01/44	500	541,400
Series D, 5.00%, 12/01/40	500	544,620

		3,494,685
Minnesota — 1.4%
City of Brooklyn Park, RB, Athlos Leadership Academy Project, 5.25%, 7/01/30	350	342,387
City of Deephaven, Refunding RB, Eagle Ridge Academy Project, Series 2015A, 5.25%, 7/01/37	605	616,211
City of Ham Lake, RB, DaVinci Academy Project, Series A,:
5.00%, 7/01/36	100	95,561
5.00%, 7/01/47	270	249,024
Housing & Redevelopment Authority of the City of St. Paul Minnesota, RB, Hmong College Prep Academy Project, Series E, 5.50%, 9/01/36	310	306,305

		1,609,488
Missouri — 1.2%
Kansas City IDA, Refunding RB, Kansas City United Methodist Church Project:
5.75%, 11/15/36 (a)	220	209,627
6.00%, 11/15/46 (a)	155	148,723
6.00%, 11/15/51 (a)	100	94,053
Plaza at Noah’s Ark Community Improvement District, Refunding Tax Allocation Bonds, 5.00%, 5/01/35	400	392,912

Municipal Bonds	Par (000)	Value
Missouri (continued)
St Louis County IDA, Refunding RB, Nazareth Living Center Project, 4.15%, 8/15/21	$500	$486,800

		1,332,115
Nebraska — 1.3%
Douglas County Hospital Authority No. 3, Refunding RB, Health Facilities NE Methodist Hospital Project, 5.00%, 11/01/45	500	534,580
Sarpy County Hospital Authority No 1, Refunding RB, NE Medicine Project, 4.00%, 5/15/51	960	942,336

		1,476,916
New Jersey — 9.7%
Casino Reinvestment Development Authority, Refunding RB:
5.00%, 11/01/22	850	881,705
5.25%, 11/01/39	250	248,337
5.25%, 11/01/44	560	551,102
Essex County Improvement Authority, RB, AMT, 5.25%, 7/01/45 (a)	250	246,185
New Jersey EDA:
RB, AMT, Continental Airlines, Inc. Project, 4.88%, 9/15/19	650	676,799
RB, AMT, Kapkowski Road Landfill Project, Series 1998 B-MB, 6.50%, 4/01/31	100	112,552
RB, AMT, Private Activity — The Goethals Project, 5.38%, 1/01/43	500	528,800
RB, Leap Academy Charter School Project, Series A, 6.20%, 10/01/44	150	145,920
RB, Series WW, 5.25%, 6/15/40	1,000	1,015,670
Refunding RB, Bancroft Neurohealth Project, 5.00%, 6/01/41	380	357,048
Refunding RB, Charter, Greater Brunswick Project, Series A, 6.00%, 8/01/49 (a)	250	244,733
New Jersey Educational Facilities Authority, Refunding RB, The College of New Jersey Issue, Series F, 4.00%, 7/01/31	1,000	1,025,460
New Jersey Health Care Facilities Financing Authority, Refunding RB, Barnabas Health Obligated Project:
5.00%, 7/01/43	245	266,433
4.25%, 7/01/44	395	403,402
5.00%, 7/01/44	220	238,588
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 1/01/43	1,000	1,092,800
New Jersey Transportation Trust Fund Authority, RB:
Federal Highway Reimbursement Notes, Series A-1, 5.00%, 6/15/28	1,345	1,447,139
Transportation Program, Series AA, 5.00%, 6/15/38	250	249,995
Transportation Program, Series AA, 5.25%, 6/15/41	205	208,354
Tobacco Settlement Financing Corp., Refunding RB, Series 1A, 5.00%, 6/01/41	1,000	869,980

		10,811,002
New Mexico — 0.3%
New Mexico Hospital Equipment Loan Council, Refunding RB, Gerald Champion Regional Medical Center Project, 5.50%, 7/01/42	325	343,769
New York — 12.6%
Build NYC Resource Corp.:
RB, 5.50%, 11/01/44	250	240,683
Refunding RB, AMT, Pratt Paper, Inc. Project, 5.00%, 1/01/35 (a)	100	104,773

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2016	3

Schedule of Investments (continued)	Series E Portfolio

Municipal Bonds	Par (000)	Value
New York (continued)
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 5.00%, 6/01/48	$1,000	$1,006,120
County of Cattaraugus, RB, St. Bonaventure University Project, 5.00%, 5/01/44	195	205,633
Dutchess County Industrial Development Agency, Refunding RB, Bard College Civic Facility Project, Series A-1, 5.00%, 8/01/46	530	446,748
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset Backed, Series A, 5.00%, 6/01/45	495	461,419
Hempstead Town Local Development Corp., RB, Molloy College Project, 5.00%, 7/01/44	500	529,140
MTA Hudson Rail Yards Trust Obligations, RB, Series A, 5.00%, 11/15/56	1,490	1,613,029
Nassau County Tobacco Settlement Corp, Refunding RB, Asset-Backed, Series A-3, 5.13%, 6/01/46	240	217,848
New York Counties Tobacco Trust IV, Refunding RB, Series A:
6.25%, 6/01/41 (a)	550	568,513
5.00%, 6/01/42	915	837,298
5.00%, 6/01/45	225	202,777
New York Counties Tobacco Trust VI, Refunding RB, 5.00%, 6/01/51	365	366,263
New York Liberty Development Corp.:
Refunding RB, Class 1-3 World Trade Center Project, 5.00%, 11/15/44 (a)	1,000	1,032,590
Refunding RB, Class 2-3 World Trade Center Project, 5.38%, 11/15/40 (a)	150	159,935
Refunding RB, Class 3-3 World Trade Center Project, 7.25%, 11/15/44 (a)	100	117,986
New York Transportation Development Corp:
RB, AMT, Laguardia Airport Term B Redevelopment Project, Series A, 5.25%, 1/01/50	335	351,043
Refunding RB, AMT, American Airlines, Inc. Project, 5.00%, 8/01/20	400	416,072
Syracuse Industrial Development Agency, Refunding RB, AMT, Carousel Center Project, Series A, 5.00%, 1/01/35	780	845,848
Town of Oyster Bay, GO, Refunding, BAN, Series D, 3.88%, 6/28/17	220	220,713
TSASC, Inc., Refunding RB, Series 1:
4.75%, 6/01/22	125	125,056
5.00%, 6/01/34	670	637,197
Westchester County Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	347	369,116
Westchester County Local Development Corp., Refunding RB:
Kendal on the Hudson Project, 5.00%, 1/01/34	900	958,977
Wartburg Senior Housing Project, Series A, 5.00%, 6/01/30 (a)	250	249,265
Westchester Tobacco Asset Securitization, Refunding RB:
5.13%, 6/01/45	1,000	1,002,730
Sub-Series C, 4.00%, 6/01/42	740	724,926

		14,011,698
North Carolina — 0.6%
North Carolina Department of Transportation, RB, AMT, Hot Lanes Project, Series 1- 77, 5.00%, 6/30/54	115	119,510
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Galloway Ridge Project, Series A, 5.25%, 1/01/41	250	254,540
Town of Mooresville, Special Assessment Bonds, 5.38%, 3/01/40 (a)	250	243,107

		617,157

Municipal Bonds	Par (000)	Value
Ohio — 2.3%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Series A-2, 5.88%, 6/01/47	$1,000	$877,430
County of Franklin, RB, OPRS Communities Obligation Group Project, Series S, 6.13%, 7/01/40	585	642,827
County of Hamilton, RB, Improvement, Life Enriching Community Project,:
5.00%, 1/01/46	115	115,662
5.00%, 1/01/51	190	189,383
Port of Greater Cincinnati Development Authority, RB, Colonial Village/Athens Garden Project, 5.00%, 12/01/40	335	328,119
State of Ohio, RB, AMT, Portsmouth Bypass Project, 5.00%, 6/30/53	370	388,278

		2,541,699
Oklahoma — 0.6%
Tulsa Airports Improvement Trust, Refunding RB, AMT, American Airlines Project, 5.00%, 6/01/35 (c)	615	643,351
Oregon — 0.6%
Hospital Facilities Authority of Multnomah County Oregon, Refunding RB, Mirabella at South Waterfront Project, 5.50%, 10/01/49	150	157,382
Polk County Hospital Facility Authority, RB, Dallas Retirement Village Project, Series A, 5.38%, 7/01/45	250	245,527
Yamhill County Hospital Authority, Refunding RB, Friendsview Retirement Community Project, Series S, 5.00%, 11/15/36	300	306,507

		709,416
Pennsylvania — 4.3%
Lancaster County Hospital Authority, Refunding RB, St. Anne’s Retirement Community Project, 5.00%, 4/01/33	250	253,670
Montgomery County IDA:
First Mortgage RB, NHS III Properties Project, 6.50%, 10/01/37	220	220,205
Refunding RB, Albert Einstein Healthcare Project, 5.25%, 1/15/45	500	526,780
Refunding RB, Whitemarsh Continuing Care Retirement Community Project, 5.38%, 1/01/50	170	160,980
Moon IDA, Refunding RB, Baptist Homes Society Project, 6.00%, 7/01/45	250	255,843
Northampton County IDA, Tax Allocation Bonds, Route 33 Project, 7.00%, 7/01/32	150	158,292
Pennsylvania Economic Development Financing Authority:
RB, AMT, The Pennsylvania Rapid Bridge Replacement Project, 5.00%, 6/30/42	625	651,394
Refunding RB, AMT, National Gypson Co. Project, 5.50%, 11/01/44	500	527,610
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Widener University Project, 5.00%, 7/15/38	250	265,465
Pennsylvania Turnpike Commission, RB, Series B, 5.25%, 12/01/44	1,000	1,105,530
Philadelphia Authority for Industrial Development, Refunding RB, First Series 2015, 5.00%, 4/01/45	500	549,945
Philadelphia Hospitals & Higher Education Facilities Authority, RB, Temple University Health System Project, Series A, 5.63%, 7/01/42	130	138,662

		4,814,376

4	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2016

Schedule of Investments (continued)	Series E Portfolio

Municipal Bonds	Par (000)	Value
Puerto Rico — 1.7%
Children’s Trust Fund, Refunding RB, Asset-Backed:
5.50%, 5/15/39	$310	$309,972
5.63%, 5/15/43	665	657,559
Commonwealth of Puerto Rico:
GO, Refunding, Series A, 8.00%, 7/01/35 (d)(e)	380	256,025
GO, Refunding, Series A, 5.50%, 7/01/39 (d)(e)	145	90,263
GO, Series A, 6.00%, 7/01/38 (d)(e)	160	101,400
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
6.13%, 7/01/24	85	67,851
6.00%, 7/01/38	215	163,938
6.00%, 7/01/44	355	269,335

		1,916,343
Rhode Island — 2.1%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 6/01/35	400	417,292
Series A, 5.00%, 6/01/40	100	103,468
Series B, 4.50%, 6/01/45	750	741,667
Series B, 5.00%, 6/01/50	1,040	1,041,373

		2,303,800
South Carolina — 1.7%
South Carolina Ports Authority, RB, AMT:
5.00%, 7/01/45	250	268,243
5.25%, 7/01/55	500	539,695
South Carolina State Public Service Authority, Refunding RB, Series A, 5.50%, 12/01/54	1,000	1,127,570

		1,935,508
Tennessee — 0.2%
Chattanooga-Hamilton County Hospital Authority, Refunding RB, 5.00%, 10/01/44	250	260,747
Texas — 5.1%
Bexar County Health Facilities Development Corp., Refunding RB, Army Retirement Residence Foundation Project, 5.00%, 7/15/26	250	279,057
Central Texas Regional Mobility Authority, RB, Senior Lien:
6.25%, 1/01/46	175	203,546
Series A, 5.00%, 1/01/45	500	532,770
Central Texas Turnpike System, Refunding RB, Series C,:
5.00%, 8/15/37	200	213,566
5.00%, 8/15/42	250	265,773
City of Houston Airport System:
RB, AMT, Series B-1, 5.00%, 7/15/35	100	104,304
Refunding RB, AMT, United Airlines, Inc. Project, 5.00%, 7/01/29	500	520,940
City of San Antonio Airport System, RB, AMT, 5.00%, 7/01/45	500	536,485
County of Hays, Special Assessment Bonds, La Cima Import District Project, 7.00%, 9/15/45	250	243,783
Fort Bend County Industrial Development Corp., RB, NRG Energy, Inc. Project, Series B, 4.75%, 11/01/42	250	256,985
Mesquite Health Facility Development Corp., Refunding RB, Christian Care Centers, Inc. Project, 5.13%, 2/15/42	250	254,387
New Hope Cultural Education Facilities Corp.:
RB, Wesleyan Homes, Inc. Project, 5.50%, 1/01/49	250	253,605

Municipal Bonds	Par (000)	Value
Texas (continued)
Refunding RB, Jubilee Academic Center Project, Series A, 4.00%, 8/15/26 (a)	$625	$594,669
Newark Higher Education Finance Corp., RB, Christian Schools, Inc. Project, Series A, 5.50%, 8/15/35 (a)	250	250,663
North Texas Tollway Authority, Refunding RB, Series B, 5.00%, 1/01/40	250	276,267
Tarrant County Cultural Education Facilities Finance Corp.:
RB, Buckingham Senior Living Community Project, 5.50%, 11/15/45	350	361,889
Refunding RB, Barton Creek Senior Living Center Project, 4.75%, 11/15/35	250	256,688
Refunding RB, Trinity Terrace Project, 5.00%, 10/01/49	250	253,835

		5,659,212
Utah — 1.0%
Utah Charter School Finance Authority RB:
Early Light Academy Project, 5.13%, 7/15/49 (a)	545	546,128
Spectrum Academy Project, 6.00%, 4/15/45 (a)	500	515,725

		1,061,853
Virginia — 2.6%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A,:
5.00%, 3/01/26	120	117,026
5.13%, 3/01/31	230	224,448
Cherry Hill Community Development Authority, Special Assessment Bonds, Potomac Shores Project, 5.40%, 3/01/45 (a)	250	255,410
Chesapeake Bay Bridge & Tunnel District, RB, 5.00%, 7/01/51	810	870,191
Fairfax County EDA, RB, Vinson Hall LLC Project, Series A, 5.00%, 12/01/42	400	405,588
Lower Magnolia Green Community Development Authority, Special Assessment Bonds:
5.00%, 3/01/35 (a)	250	250,780
5.00%, 3/01/45 (a)	100	98,905
Tobacco Settlement Financing Corp., RB, Senior, Series B1, 5.00%, 6/01/47	430	366,055
Virginia College Building Authority:
RB, Green Bonds, Marymount University Project, 5.00%, 7/01/45 (a)	250	241,170
Refunding RB, Marymount University Project, Series A, 5.00%, 7/01/45 (a)	100	96,468

		2,926,041
Washington — 1.0%
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.50%, 9/01/42	250	254,483
King County Public Hospital District No. 4, GO, Refunding:
Improvement, Snoqualmie Valley Hospital Project, 7.00%, 12/01/40	200	213,474
Series A, 5.00%, 12/01/30	200	199,396
Port of Seattle RB, AMT, Series C, 5.00%, 4/01/40	250	272,245
Washington State Housing Finance Commission, Refunding RB, Skyline 1st Hill Project, 6.00%, 1/01/45 (a)	210	201,361

		1,140,959
Wisconsin — 1.5%
Public Finance Authority:

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2016	5

Schedule of Investments (continued)	Series E Portfolio

Municipal Bonds	Par (000)	Value
Wisconsin (continued)
RB, Fund for Affordable Housing, North Carolina & Missouri Portfolio, Series A, 5.00%, 12/01/45	$340	$341,686
RB, Fund for Affordable Housing, North Carolina & Missouri Portfolio, Series A, 5.15%, 12/01/50	210	212,024
RB, Voyager Foundation, Inc. Project, Series A, 5.13%, 10/01/45	150	148,872
Refunding RB, AMT, Celanese Project, Series C, 4.30%, 11/01/30	100	98,052
Refunding RB, AMT, Senior Obligation Group Project, 5.00%, 7/01/42	750	761,303
Refunding RB, Celanese Project, Series D, 4.05%, 11/01/30	100	96,850

		1,658,787
Total Municipal Bonds — 90.0%		100,332,267

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
Illinois — 0.7%
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 1/01/40	$660	$723,125
New York — 6.9%
City of New York Housing Development Corp., RB, Series D-1-B, 4.25%, 11/01/45	1,000	1,010,686
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	1,500	1,686,645
New York State Dormitory Authority Personal Income Tax Revenue, Refunding RB, Series E, 5.00%, 3/15/36	3,330	3,812,217
Port Authority of New York & New Jersey, Refunding RB, 194th Series, 5.25%, 10/15/55	1,000	1,142,085

		7,651,633
North Carolina — 1.0%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	1,000	1,116,190
Washington — 1.3%
Snohomish County Public Utilities District No. 1, RB,5.00%, 12/01/45 (a)	1,340	1,486,997
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 9.9%		10,977,945

Total Long-Term Investments (Cost — $111,384,858) — 99.9%		111,310,212

Short-Term Securities	Shares
Dreyfus AMT-Free Tax Exempt Cash Management, Institutional Class, 0.47% (g)	4,171,567	4,171,567
Total Short-Term Securities (Cost — $4,171,567) — 3.7%		4,171,567
Total Investments (Cost — $115,556,425*) — 103.6%		115,481,779
Other Assets Less Liabilities — 1.8%		1,976,414
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (5.4)%		(5,979,051)

Net Assets — 100.0%		$111,479,142

Notes to Schedule of Investments

*	As of December 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$109,568,349

Gross unrealized appreciation	$1,634,829
Gross unrealized depreciation	(1,681,399)

Net unrealized depreciation	$(46,570)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.

(c)	Variable rate security. Rate as of period end.

(d)	Issuer filed for bankruptcy and/or is in default.

(e)	Non-income producing security.

(f)	Represents bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(g)	Current yield as of period end.

6	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2016

Schedule of Investments (concluded)	Series E Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(22)	U.S. Treasury Bonds (30 Year)	March 2017	$3,314,438	$ 3,738
(34)	U.S. Treasury Notes (10 Year)	March 2017	$4,225,563	(2,986)
(2)	U.S. Treasury Notes (5 Year)	March 2017	$235,328	322
(8)	U.S. Ultra Treasury Bonds	March 2017	$1,282,000	(5,461)

Total				$(4,387)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$111,310,212	—	$111,310,212
Short-Term Securities	$4,171,567	—	—	4,171,567

Total	$4,171,567	$111,310,212	—	$115,481,779

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$4,060	—	—	$4,060
Liabilities:
Interest rate contracts	(8,447)	—	—	(8,447)

Total	$(4,387)	—	—	$(4,387)

[1]	See above Schedule of Investments for values in each security type.

[2]	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $5,960,000 are categorized as Level 2 within the disclosure hierarchy.

During the period ended December 31, 2016, there were no transfers between levels.

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2016	7

Schedule of Investments December 31, 2016 (Unaudited)	Series M Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Invitation Homes Trust, Series 2014-SFR3, Class A, 1.94%, 12/17/31 (a)(b)	$607	$606,752
Progress Residential Trust:
Series 2015-SFR2, Class A, 2.74%, 6/12/32 (a)	1,386	1,377,097
Series 2016-SFR1, Class A, 2.24%, 9/17/33 (a)(b)	3,292	3,320,976
Series 2016-SFR2, Class A, 1.94%, 1/17/34 (a)(b)	700	701,435
SMB Private Education Loan Trust, Series 2015-C, Class A3, 2.65%, 8/16/32 (a)(b)	1,000	1,036,146
Tricon American Homes Trust, Series 2015-SFR1, Class A, 1.99%, 5/17/32 (a)(b)	1,134	1,128,420

Total Asset-Backed Securities — 1.4%		8,170,826

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 4.4%
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class B, 4.37%, 9/15/48 (b)	2,600	2,742,357
Bancorp Commercial Mortgage Trust, Series 2016-CRE1, Class A, 2.13%, 11/15/33 (a)(b)	640	640,280
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4, 5.69%, 6/11/50 (b)	8,598	8,746,083
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 2.13%, 7/05/33 (a)(b)	2,600	2,602,440
CCRESG Commercial Mortgage Trust:
Series 2016-HEAT, Class A, 3.36%, 4/10/29 (a)	1,750	1,761,293
Series 2016-HEAT, Class D, 5.49%, 4/10/29 (a)(b)	1,330	1,304,577
Cosmopolitan Hotel Trust, Series 2016-CSMO, Class A, 2.10%, 11/15/33 (a)(b)	1,810	1,819,073
Credit Suisse Mortgage Capital Certificates, Series 2016-MFF, Class A, 2.14%, 11/15/33 (a)(b)	570	570,843
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX, 3.38%, 12/15/34 (a)(b)	3,600	3,579,948
Great Wolf Trust, Series 2015-WOLF, Class A, 1.99%, 5/15/34 (a)(b)	600	604,129
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class A, 2.40%, 7/15/36 (a)(b)	700	705,268
LMREC, Inc., Series 2016-CRE2, Class A, 2.29%, 11/24/31 (a)(b)	620	620,781

		25,697,072
Interest Only Commercial Mortgage-Backed Securities — 2.0%
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, 0.92%, 9/15/48 (b)	1,775	101,825
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, 1.77%, 5/10/58 (b)	5,535	641,808
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class XA, 1.11%, 7/10/47 (b)	2,842	168,406

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage Trust:
Series 2014-CR14, Class XA, 0.84%, 2/10/47 (b)	$3,489	$117,041
Series 2015-CR24, Class XA, 0.88%, 8/10/48 (b)	7,196	393,194
Series 2015-CR25, Class XA, 0.96%, 8/10/48 (b)	13,766	826,839
Series 2015-LC21, Class XA, 0.87%, 7/10/48 (b)	9,871	441,917
Core Industrial Trust:
Series 2015-CALW, Class XA, 0.81%, 2/10/34 (a)(b)	22,150	814,910
Series 2015-TEXW, Class XA, 0.77%, 2/10/34 (a)(b)	18,600	653,712
Series 2015-WEST, Class XA, 0.93%, 2/10/37 (a)(b)	9,300	587,896
Credit Suisse Mortgage Capital Certificates, Series 2014-USA, Class X1, 0.55%, 9/15/37 (a)(b)	26,000	1,018,160
DBJPM Mortgage Trust, Series 2016-C1, Class XA, 1.51%, 5/10/49 (b)	8,372	855,992
FREMF Mortgage Trust, Series 2015-K718, Class X2A, 0.10%, 2/25/22 (a)(b)	137,101	570,163
GS Mortgage Securities Trust, Series 2014-GC20, Class XA, 1.16%, 4/10/47 (b)	967	54,394
JPMBB Commercial Mortgage Securities Trust:
Series 2015-C27, Class XA, 1.37%, 2/15/48 (b)	23,881	1,654,584
Series 2015-C28, Class XA, 1.20%, 10/15/48 (b)	17,141	1,028,263
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C18, Class XA, 0.98%, 10/15/47 (b)	1,381	52,257
Series 2014-C19, Class XA, 1.15%, 12/15/47 (b)	9,569	531,601
Series 2016-C29, Class XA, 1.66%, 5/15/49 (b)	3,385	358,383
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class XA, 1.81%, 3/15/59 (b)	3,876	434,432
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class XA, 0.93%, 9/15/57 (b)	9,916	482,187

		11,787,964
Total Non-Agency Mortgage-Backed Securities — 6.4%		37,485,036

U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.7%
Ginnie Mae:
Series 2014-107, Class WX, 6.81%, 7/20/39 (b)	1,455	1,700,668
Series 2014-12, Class ZA, 3.00%, 1/20/44	1,310	1,264,339
Series 2014-62, Class Z, 3.00%, 4/20/44	1,083	1,066,084

		4,031,091

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2016	1

Schedule of Investments (continued)	Series M Portfolio

U.S. Government Sponsored Agency Securities	Par (000)	Value
Commercial Mortgage-Backed Securities — 2.0%
Fannie Mae, Series, 2015-M1, Class A2, 2.53%, 9/25/24	$12,000	$11,750,867

Interest Only Collateralized Mortgage Obligations — 0.1%
Ginnie Mae:
Series 2015-103, Class CI, 4.00%, 7/20/45	737	90,224
Series 2015-152, Class PI, 4.00%, 10/20/45	328	41,815
Series 2015-176, Class IO, 4.00%, 11/20/45	84	11,511
Series 2015-191, Class TI, 4.00%, 1/20/45	104	15,435
Series 2016-58, Class PI, 4.00%, 10/20/45	451	57,077
Series 2016-82, Class IM, 4.00%, 2/01/46	96	10,530
Series 2016-82, Class WI, 4.00%, 2/20/46	170	21,435

		248,027

Interest Only Commercial Mortgage-Backed Securities — 1.0%
Fannie Mae, Series 2012-M9, Class X1, 3.97%, 12/25/17 (b)	9,104	178,503
Freddie Mac:
Series K040, Class X1, 0.74%, 9/25/24 (b)	9,376	434,239
Series K041, Class X1, 0.56%, 10/25/24 (b)	13,652	492,769
Series K042, Class X1, 1.06%, 12/25/24 (b)	4,066	278,241
Series K043, Class X1, 0.55%, 12/25/24 (b)	16,321	599,204
Series K718, Class X1, 0.65%, 1/25/22 (b)	2,216	60,567
Series KC01, Class X1, 0.71%, 12/25/22 (b)	7,486	214,302
Ginnie Mae:
Series 2016-113, Class IO, 1.19%, 2/16/58 (b)	15,935	1,461,806
Series 2016-137, Class IO, 0.95%, 10/16/56 (b)	5,983	476,593
Series 2016-140, Class IO, 0.94%, 5/16/58 (b)	5,879	459,992
Series 2016-143, Class IO, 1.01%, 10/16/56 (b)	5,686	477,661
Series 2016-152, Class IO, 0.99%, 8/15/58 (b)	10,746	883,318

		6,017,195

Mortgage-Backed Securities — 141.5%
Fannie Mae Mortgage-Backed Securities:
2.00%, 1/01/32 (c)	1,500	1,460,654
2.50%, 4/01/30-1/01/32 (c)	47,654	47,751,510
3.00%, 5/01/29-1/01/47 (c)	142,283	142,534,062
3.50%, 9/01/28-1/01/47 (c)	133,645	137,597,016
4.00%, 2/01/29-1/01/47 (c)	113,657	119,994,250
4.50%, 5/01/24-1/01/47 (c)	47,461	51,119,962
5.00%, 2/01/35-12/01/43	17,912	19,635,044
5.50%, 5/01/34	6,398	7,176,076
6.00%, 2/01/38-1/01/40	3,425	3,883,711
6.50%, 5/01/36-1/01/38	92	103,558
Freddie Mac Mortgage-Backed Securities:
2.50%, 2/01/30-9/01/30	4,639	4,653,972
2.76%, 10/01/45 (b)	1,235	1,258,582
3.00%, 1/01/30-1/01/47 (c)	15,490	15,603,345
3.09%, 5/01/36 (b)	570	605,038
3.50%, 10/01/25-1/01/47 (c)	43,588	44,742,399
4.00%, 8/01/40-1/01/47 (c)	62,837	66,038,985

U.S. Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 4/01/18-1/01/47 (c)	$ 9,632	$10,348,451
5.00%, 5/01/28-11/01/41	3,041	3,317,844
5.50%, 1/01/28-6/01/41	866	963,573
6.00%, 8/01/28-1/01/47 (c)	906	1,027,637
Ginnie Mae Mortgage-Backed Securities:
2.50%, 1/15/47 (c)	1,960	1,901,949
3.00%, 1/15/47 (c)	40,296	40,800,486
3.50%, 9/15/42-1/15/47 (c)	60,176	62,631,128
4.00%, 9/20/40-1/15/47 (c)	25,170	26,787,480
4.50%, 9/20/39-11/20/44	14,073	15,215,501
5.00%, 7/15/33-7/20/44	2,621	2,897,834
5.50%, 7/15/38-12/20/41	1,629	1,811,149

		831,861,196

Total U.S. Government Sponsored Agency Securities — 145.3%		853,908,376

Total Long-Term Investments
(Cost — $904,056,955) — 153.1%		899,564,238

Short-Term Securities	Shares
Dreyfus Treasury Securities Cash Management, Institutional Class, 0.32% (d)	16,036,680	16,036,680

Total Short-Term Securities
(Cost — $16,036,680) — 2.7%		16,036,680

Total Investments Before TBA Sale Commitments
(Cost — $920,093,635*) — 155.8%		915,600,918

TBA Sale Commitments (c)	Par (000)
Fannie Mae Mortgage-Backed Securities:
3.00%, 1/01/47	$37,462	(37,214,888)
3.50%, 1/01/32-1/01/47	87,868	(90,227,813)
4.00%, 1/01/47	98,342	(103,345,864)
4.50%, 1/01/47	32,147	(34,567,159)
5.00%, 1/01/47	4,000	(4,357,500)
Freddie Mac Mortgage-Backed Securities:
2.50%, 1/01/32	4,327	(4,334,775)
3.00%, 1/01/32-1/01/47	9,744	(9,784,424)
3.50%, 1/01/47	10,131	(10,373,566)
4.00%, 1/01/47	16,998	(17,853,543)
4.50%, 1/01/47	4,108	(4,409,415)
5.00%, 1/01/47	1,450	(1,578,801)
6.00%, 1/01/47	800	(903,625)

Total TBA Sale Commitments
(Proceeds — $317,741,137) — (54.3)%		(318,951,373)

Total Investments Net of TBA Sale Commitments — 101.5%		596,649,545
Liabilities in Excess of Other Assets — (1.5)%		(8,924,005)

Net Assets — 100.0%		$587,725,540

2	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2016

Schedule of Investments (continued)	Series M Portfolio

Notes to Schedule of Investments

*	As of December 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$920,095,649

Gross unrealized appreciation	$3,435,300
Gross unrealized depreciation	(7,930,031)

Net unrealized depreciation	$(4,494,731)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$(12,479,744)	$ 36,416
BNP Paribas Securities Corp.	$(7,059,070)	$ 10,095
Citigroup Global Markets, Inc.	$2,562,458	$(12,454)
Credit Suisse Securities (USA) LLC	$(8,469,866)	$ 84,221
Daiwa Capital Markets America, Inc.	$6,103,059	$ (895)
Deutsche Bank Securities, Inc.	$2,835,896	$ 2,205
Goldman Sachs & Co.	$(15,122,245)	$ 53,148
J.P. Morgan Securities LLC	$(561,199)	$ (9,667)
Jefferies LLC	$16,708,781	$ 8,781
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$(3,942,277)	$ 43,943
Morgan Stanley & Co. LLC	$15,272	$ 7,392
Nomura Securities International, Inc.	$6,553,235	$ 7,235
RBC Capital Markets, LLC	$14,402,153	$ 15,840
Wells Fargo Securities, LLC	$6,847,357	$ 986

(d)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(2)	Euro Dollar	March 2017	$ 494,800	$ (4,178)
2	U.S. Treasury Bonds (30 Year)	March 2017	$ 301,313	(559)
65	U.S. Treasury Notes (10 Year)	March 2017	$ 8,078,281	44,053
(9)	U.S. Treasury Notes (2 Year)	March 2017	$ 1,950,188	1,978
128	U.S. Treasury Notes (5 Year)	March 2017	$15,061,000	(41,505)
(3)	Euro Dollar	June 2017	$ 740,963	(6,379)
(1)	Euro Dollar	September 2017	$ 246,613	(1,014)
4	Euro Dollar	March 2018	$ 983,600	5,132
Total				$ (2,472)

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Expiration Date	Notional Amount (000)	Unrealized Appreciation
2.38%[1]	3-month LIBOR	4/24/45	$ 800	$ 31,998
2.39%[1]	3-month LIBOR	4/24/45	$ 800	30,189
2.42%[1]	3-month LIBOR	4/24/45	$ 820	25,694
2.42%[1]	3-month LIBOR	4/24/45	$ 760	23,395
2.83%[2]	3-month LIBOR	7/10/45	$ 3,030	195,080
Total				$306,356

[1]	Fund pays the fixed rate and receives the floating rate.

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2016	3

Schedule of Investments (concluded)	Series M Portfolio

2  Fund pays the floating rate and receives the fixed rate.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation technologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$8,170,826	—	$8,170,826
Non-Agency Mortgage-Backed Securities	—	37,485,036	—	37,485,036
U.S. Government Sponsored Agency Securities	—	853,897,846	$10,530	853,908,376
Short-Term Securities	$16,036,680	—	—	16,036,680
Liabilities:
Investments:
TBA Sale Commitments	—	(318,951,373)	—	(318,951,373)

Total	$16,036,680	$580,602,335	$10,530	$596,649,545

Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$51,163	$306,356	—	$357,519
Liabilities:
Interest rate contracts	(53,635)	—	—	(53,635)
Total	$(2,472)	$306,356	—	$303,884

1  Derivative financial instruments are swaps and futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended December 31, 2016, there were no transfers between levels.

4	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2016

Schedule of Investments December 31, 2016 (Unaudited)	Series P Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Fixed Income Funds — 30.5%
BlackRock Allocation Target Shares: Series S Portfolio	4,615,156	$43,936,285

Value
Total Affiliated Investment Companies
(Cost — $45,054,619*) — 30.5%	$43,936,285
Other Assets Less Liabilities — 69.5%	100,066,139

Net Assets — 100.0%	$144,002,424

Notes to Schedule of Investments

*	As of December 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$45,054,619

Gross unrealized appreciation	—
Gross unrealized depreciation	$(1,118,334)

Net unrealized depreciation	$(1,118,334)

(a)	During the period ended December 31, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at March 31, 2016	Shares Sold	Shares Held at December 31, 2016	Value at December 31, 2016	Income	Realized Loss
BlackRock Allocation Target Shares: Series S Portfolio	6,972,481	2,357,325	4,615,156	$43,936,285	$1,269,940	$(729,602)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(585)	U.S. Treasury Notes (10 Year)	March 2017	$72,704,531	$ (86,441)
(15)	U.S. Treasury Notes (2 Year)	March 2017	$ 3,250,313	(6,581)
(12)	U.S. Treasury Notes (5 Year)	March 2017	$ 1,411,969	(6,523)
(426)	U.S. Ultra Treasury Bonds (10 Year)	March 2017	$57,110,625	(352,679)
Total				$(452,224)

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
1.30%[1]	3-month LIBOR	8/12/18	$ 36,000	$(105,185)
2.28%[1]	3-month LIBOR	8/12/25	$ 2,500	(19,457)
1.85%[1]	3-month LIBOR	1/22/26	$ 18,000	544,717
Total				$ 420,075

[1]	Fund pays the fixed rate and receives the floating rate.

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2016	1

Schedule of Investments (concluded)	Series P Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Affiliated Investment Companies	$43,936,285	—	—	$43,936,285

Derivative Financial Instruments[1]
Assets:
Interest rate contracts	—	$544,717	—	$544,717
Liabilities:
Interest rate contracts	$(452,224)	(124,642)	—	(576,866)
Total	$(452,224)	$420,075	$—	$(32,149)

[1]	Derivative financial instruments are swaps and futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended December 31, 2016, there were no transfers between levels.

2	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2016

Schedule of Investments December 31, 2016 (Unaudited)	Series S Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
AmeriCredit Automobile Receivables Trust:
Series 2013-4, Class C, 2.72%, 9/09/19	$300	$302,003
Series 2013-5, Class C, 2.29%, 11/08/19	545	547,333
Series 2016-3, Class A3, 1.46%, 5/10/21	1,790	1,781,027
Arbor Realty Commercial Real Estate Notes Ltd., Series 2016-FL1A, Class A, 2.24%, 9/15/26 (a)(b)	350	350,000
ARES CLO Ltd., Series 2012-2A, Class AR, 2.16%, 10/12/23 (a)(b)	1,620	1,620,080
Atrium X, Series 10A, Class A, 2.00%, 7/16/25 (a)(b)	3,000	2,994,201
B2R Mortgage Trust, Series 2015-1, Class A1, 2.52%, 5/15/48 (a)	737	729,699
BlueMountain CLO Ltd., Series 2013-4A, Class A, 2.38%, 4/15/25 (a)(b)	2,500	2,500,000
Capital One Multi-Asset Execution Trust, Series 2016-A4, Class A4 1.33%, 6/15/22	1,300	1,282,562
Carlyle Global Market Strategies CLO Ltd., Series 2012-4AR, Class AR, 2.33%, 1/20/29 (a)(b)	1,000	1,000,000
CarMax Auto Owner Trust:
Series 2015-3, Class A4, 1.98%, 2/16/21	2,550	2,562,363
Series 2016-2, Class A3, 1.52%, 2/16/21	420	418,134
Chase Issuance Trust:
Series 2012-A4, Class A4, 1.58%, 8/16/21	2,379	2,363,460
Series 2015-A4, Class A4, 1.84%, 4/15/22	1,180	1,174,259
Series 2016-A2, Class A, 1.37%, 6/15/21	3,500	3,466,247
Series 2016-A4, Class A4, 1.49%, 7/15/22	4,305	4,225,437
Chesapeake Funding II LLC, Series 2016-2A, Class A1, 1.88%, 6/15/28 (a)	1,560	1,555,952
CIFC Funding Ltd., Series 2014-2A, Class A1L, 2.41%, 5/24/26 (a)(b)	4,000	4,008,399
CNH Equipment Trust:
Series 2016-B, Class A3, 1.63%, 8/15/21	770	766,869
Series 2016-C, Class A3, 1.44%, 12/15/21	1,340	1,326,748
Credit Acceptance Auto Loan Trust:
Series 2016-2A, Class A, 2.42%, 11/15/23 (a)	3,310	3,306,307
Series 2016-3A, Class A, 2.15%, 4/15/24 (a)	2,200	2,182,772
Discover Card Execution Note Trust:
Series 2015-A2, Class A, 1.90%, 10/17/22	1,000	995,760
Series 2016-A4, Class A4, 1.39%, 3/15/22	3,000	2,965,757
Dryden XXIV Senior Loan Fund, Series 2012-24RA, Class AR, 2.20%, 11/15/23 (a)(b)	2,000	1,999,438
Enterprise Fleet Financing LLC:
Series 2016-2 Class A2, 1.74%, 2/22/22 (a)	1,180	1,176,660
Series 2016-2, Class A3, 2.04%, 2/22/22 (a)	530	522,981
Ford Credit Auto Owner Trust, Series 2016-C, Class A4, 1.40%, 2/15/22	680	668,587
Ford Credit Floorplan Master Owner Trust, Series 2012-2, Class D, 3.50%, 1/15/19	965	965,711
Honda Auto Receivables Owner Trust, Series 2016-4, Class A4, 1.36%, 1/18/23	640	629,748

Asset-Backed Securities	Par (000)	Value
Mercedes-Benz Receivables Trust, Series 2016-1, Class A4, 1.46%, 12/15/22	$2,000	$1,971,351
Nissan Master Owner Trust Receivables, Series 2016-A, Class A2 1.54%, 6/15/21	1,090	1,083,101
OneMain Financial Issuance Trust, Series 2014-1A, Class A, 2.43%, 6/18/24 (a)	1,501	1,500,734
PFS Financing Corp.:
Series 2014-AA, Class A, 1.30%, 2/15/19 (a)(b)	1,050	1,049,388
Series 2015-AA, Class A, 1.32%, 4/15/20 (a)(b)	1,600	1,596,713
Series 2016-BA, Class A, 1.87%, 10/15/21 (a)	190	188,100
SLM Private Credit Student Loan Trust:
Series 2003-B, Class A2, 1.36%, 3/15/22 (b)	85	84,687
Series 2004-B, Class A2, 1.16%, 6/15/21 (b)	32	31,759
SLM Private Education Loan Trust:
Series 2011-A, Class A3, 3.20%, 1/15/43 (a)(b)	2,000	2,072,417
Series 2012-C, Class A2, 3.31%, 10/15/46 (a)	782	792,575
Series 2013-A, Class A2B, 1.75%, 5/17/27 (a)(b)	2,000	2,014,701
Series 2013-C, Class A1, 1.55%, 2/15/22 (a)(b)	50	50,021
SLM Student Loan Trust, Series 2013-4, Class A, 1.31%, 6/25/27 (b)	450	437,017
SMB Private Education Loan Trust:
Series 2015-A, Class A1, 1.30%, 7/17/23 (a)(b)	678	678,072
Series 2016-B, Class A2A, 2.43%, 2/17/32 (a)	768	751,448
SoFi Professional Loan Program LLC:
Series 2015-A, Class A1, 1.79%, 3/25/33 (a)(b)	2,171	2,182,113
Series 2015-B, Class A2, 2.51%, 9/27/32 (a)	1,774	1,768,799
Series 2015-D, Class A2, 2.72%, 10/27/36 (a)	751	751,694
Series 2016-C, Class A2B, 2.36%, 12/27/32 (a)	150	147,730
Series 2016-D, Class A2A, 1.53%, 4/25/33 (a)	372	371,068
Series 2016-D, Class A2B, 2.34%, 4/25/33 (a)	130	127,342
Series 2016-E, Class A2B, 2.49%, 1/25/36 (a)	460	456,379
Springleaf Funding Trust, Series 2015-AA, Class A, 3.16%, 11/15/24 (a)	955	962,545
Synchrony Credit Card Master Note Trust:
Series 2015-1, Class A, 2.37%, 3/15/23	1,185	1,195,687
Series 2016-3, Class A, 1.58%, 9/15/22	2,350	2,320,486
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59%, 5/20/25 (a)	210	209,076
World Financial Network Credit Card Master Trust:
Series 2012-A, Class A, 3.14%, 1/17/23	2,065	2,121,113
Series 2012-D, Class B, 3.34%, 4/17/23	330	333,052
Series 2016-A, Class A, 2.03%, 4/15/25	2,640	2,585,671
Total Asset-Backed Securities — 41.4%		80,223,333

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2016	1

Schedule of Investments (continued)	Series S Portfolio

Corporate Bonds	Par (000)	Value
Aerospace & Defense — 0.9%
Lockheed Martin Corp., 2.50%, 11/23/20	$400	$403,380
United Technologies Corp., 1.78%, 5/04/18 (c)(d)	1,325	1,325,289

		1,728,669
Air Freight & Logistics — 0.0%
Federal Express Corp. Pass-Through Trust, Series 2012, 2.63%, 1/15/18 (a)	78	78,476
Airlines — 0.4%
Continental Airlines Pass-Through Trust, Series 2009-2, Class B, 9.25%, 11/10/18	256	262,153
UAL Pass-Through Trust, Series 2009-2A, 9.75%, 7/15/18	143	143,107
Virgin Australia Trust, Series 2013-1A, 5.00%, 4/23/25 (a)	363	378,883

		784,143
Auto Components — 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 3.50%, 3/15/17	350	350,656
Automobiles — 3.2%
American Honda Finance Corp.:
1.20%, 7/12/19 (c)	710	697,380
2.15%, 3/13/20	600	598,340
Daimler Finance North America LLC, 1.50%, 7/05/19 (a)(c)	1,750	1,721,781
General Motors Co., 3.50%, 10/02/18 (c)	2,100	2,141,792
Volkswagen Group of America Finance LLC, 1.65%, 5/22/18 (a)(c)	1,115	1,108,947

		6,268,240
Banks — 9.5%
Bank of America Corp., 2.65%, 4/01/19 (c)	4,173	4,217,084
Bank of Montreal, 2.10%, 12/12/19	325	324,999
Barclays PLC, 2.75%, 11/08/19	212	211,440
BB&T Corp., 2.45%, 1/15/20 (c)	1,500	1,511,755
Citigroup, Inc.:
2.05%, 6/07/19	390	388,528
2.35%, 8/02/21	235	229,877
2.90%, 12/08/21	295	294,204
Citizens Bank N.A.:
2.30%, 12/03/18	335	336,717
2.45%, 12/04/19	1,250	1,254,204
2.55%, 5/13/21	250	248,465
Commonwealth Bank of Australia, 1.75%, 11/02/18 (c)	455	453,873
Fifth Third Bank:
2.38%, 4/25/19	1,250	1,259,398
1.63%, 9/27/19	455	449,559
HSBC Holdings PLC, 2.95%, 5/25/21	276	275,895
JPMorgan Chase & Co.:
2.25%, 1/23/20 (c)	1,250	1,247,058
2.75%, 6/23/20	1,000	1,009,044
2.55%, 3/01/21 (c)	700	697,800
2.40%, 6/07/21	335	331,923
Lloyds Bank PLC, 2.70%, 8/17/20	550	554,028
Sumitomo Mitsui Financial Group, Inc., 2.44%, 10/19/21	375	368,912
Wells Fargo & Co., 2.55%, 12/07/20	1,400	1,401,600
Wells Fargo Bank N.A., 1.75%, 5/24/19	755	751,350
Westpac Banking Corp., 1.60%, 8/19/19 (c)	530	523,687

		18,341,400
Beverages — 1.8%
Anheuser-Busch InBev Finance, Inc.:
1.90%, 2/01/19 (c)	2,750	2,753,946

Corporate Bonds	Par (000)	Value
Beverages (continued)
2.65%, 2/01/21 (c)	$645	$648,706

		3,402,652
Biotechnology — 3.2%
AbbVie, Inc.:
2.00%, 11/06/18 (c)	1,500	1,500,921
2.50%, 5/14/20	1,120	1,120,292
Amgen, Inc., 2.20%, 5/22/19 (c)	2,225	2,242,175
Gilead Sciences, Inc.:
2.35%, 2/01/20	405	407,104
2.55%, 9/01/20 (c)	545	550,744
1.95%, 3/01/22	320	309,614

		6,130,850
Capital Markets — 4.6%
Bank of New York Mellon Corp., 2.15%, 2/24/20	1,250	1,246,319
Credit Suisse AG, 2.30%, 5/28/19 (c)	1,270	1,273,108
Goldman Sachs Group, Inc.:
2.55%, 10/23/19	675	679,956
2.75%, 9/15/20	645	647,786
2.63%, 4/25/21	700	694,917
Morgan Stanley:
2.38%, 7/23/19 (c)	3,100	3,108,832
2.65%, 1/27/20	650	653,062
UBS AG, 2.38%, 8/14/19	330	331,599
UBS Group Funding Jersey Ltd., 2.65%, 2/01/22 (a)	200	194,379

		8,829,958
Chemicals — 0.3%
Air Liquide Finance SA, 1.75%, 9/27/21 (a)	200	192,038
Lubrizol Corp., 8.88%, 2/01/19 (c)	423	482,394

		674,432
Commercial Services & Supplies — 0.5%
Aviation Capital Group Corp., 4.63%, 1/31/18 (a)(c)	950	977,313
Consumer Finance — 5.1%
Capital One Financial Corp., 2.45%, 4/24/19 (c)	1,824	1,835,550
Capital One N.A., 2.25%, 9/13/21	500	487,855
CK Hutchison International 16 Ltd., 1.88%, 10/03/21 (a)	295	282,498
ERAC USA Finance LLC, 2.60%, 12/01/21 (a)	350	344,440
Ford Motor Credit Co. LLC:
2.88%, 10/01/18 (c)	1,250	1,264,930
2.94%, 1/08/19	400	404,565
8.13%, 1/15/20	700	807,227
3.34%, 3/18/21	200	201,388
General Motors Financial Co., Inc.:
3.10%, 1/15/19	470	474,988
2.35%, 10/04/19	610	602,831
Nissan Motor Acceptance Corp., 2.00%, 3/08/19 (a)	340	339,250
Synchrony Financial:
1.88%, 8/15/17 (c)	405	405,327
3.00%, 8/15/19 (c)	900	911,663
Toyota Motor Credit Corp., 2.15%, 3/12/20 (c)	1,450	1,447,413

		9,809,925
Diversified Financial Services — 2.6%
BAT International Finance PLC, 2.75%, 6/15/20 (a)	800	804,279
BP Capital Markets PLC:
1.68%, 5/03/19 (c)	570	565,966

2	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2016

Schedule of Investments (continued)	Series S Portfolio

Corporate Bonds	Par (000)	Value
Diversified Financial Services (continued)
3.22%, 11/28/23	$465	$469,645
Hyundai Capital America, 2.40%, 10/30/18 (a)	215	215,897
Moody’s Corp., 2.75%, 7/15/19 (c)	690	697,873
Voya Financial, Inc., 2.90%, 2/15/18 (c)	2,287	2,315,327

		5,068,987
Diversified Telecommunication Services — 1.5%
AT&T Inc., 2.38%, 11/27/18	336	338,936
Verizon Communications, Inc.:
1.38%, 8/15/19	270	265,798
2.63%, 2/21/20 (c)	1,775	1,792,029
4.50%, 9/15/20 (c)	555	593,913

		2,990,676
Electric Utilities — 2.8%
Duke Energy Carolinas LLC:
4.30%, 6/15/20 (c)	700	748,285
3.90%, 6/15/21 (c)	550	583,792
Duke Energy Progress LLC, 5.30%, 1/15/19 (c)	880	940,630
Emera U.S. Finance LP, 2.15%, 6/15/19 (a)	235	234,612
Exelon Corp., 1.55%, 6/09/17	270	269,509
Ohio Power Co., 6.05%, 5/01/18 (c)	1,275	1,343,378
PacifiCorp, 3.85%, 6/15/21	340	360,339
Southern Co., 1.85%, 7/01/19 (c)	600	598,142
Southern Power Co., 1.95%, 12/15/19	305	302,443

		5,381,130
Energy Equipment & Services — 0.2%
Schlumberger Holdings Corp., 2.35%, 12/21/18 (a)(c)	475	478,918
Equity Real Estate Investment Trusts (REITs) — 2.8%
HCP, Inc., 3.75%, 2/01/19	800	822,478
Prologis LP, 4.00%, 1/15/18 (c)	2,320	2,367,061
Ventas Realty LP/Ventas Capital Corp., 2.00%, 2/15/18 (c)	657	658,352
Welltower, Inc., 4.70%, 9/15/17 (c)	1,450	1,481,142

		5,329,033
Food & Staples Retailing — 0.9%
CVS Health Corp.:
2.25%, 8/12/19	131	131,719
2.80%, 7/20/20	155	157,264
2.13%, 6/01/21 (c)	575	563,813
Walgreens Boots Alliance, Inc., 2.70%, 11/18/19 (c)	950	962,602

		1,815,398
Food Products — 0.3%
Wm. Wrigley Jr. Co., 3.38%, 10/21/20 (a)(c)	595	611,633
Health Care Equipment & Supplies — 1.2%
Abbott Laboratories, 2.90%, 11/30/21	380	378,917
Medtronic, Inc., 2.50%, 3/15/20 (c)	1,000	1,011,191
St. Jude Medical, Inc., 2.00%, 9/15/18	615	615,868
Stryker Corp., 2.00%, 3/08/19	315	315,154

		2,321,130
Health Care Providers & Services — 0.4%
Aetna, Inc., 1.90%, 6/07/19 (c)	855	853,039
Hotels, Restaurants & Leisure — 0.3%
Carnival Corp., 3.95%, 10/15/20	600	632,747
Industrial Conglomerates — 0.1%
Roper Technologies, Inc., 2.80%, 12/15/21	130	129,938
Insurance — 3.6%
AIA Group Ltd., 2.25%, 3/11/19 (a)(c)	500	501,583

Corporate Bonds	Par (000)	Value
Insurance (continued)
American International Group, Inc.:
2.30%, 7/16/19 (c)	$1,000	$1,004,720
3.30%, 3/01/21 (c)	1,590	1,628,610
AXIS Specialty Finance PLC, 2.65%, 4/01/19 (c)	736	741,072
Berkshire Hathaway Finance Corp., 1.70%, 3/15/19	120	119,894
Marsh & McLennan Cos., Inc., 2.35%, 9/10/19 (c)	1,250	1,257,026
MassMutual Global Funding II, 2.00%, 4/15/21 (a)(c)	500	487,404
New York Life Global Funding:
1.95%, 2/11/20 (a)(c)	705	699,906
2.00%, 4/13/21 (a)	230	225,812
Prudential Financial, Inc., 6.00%, 12/01/17 (c)	326	338,698

		7,004,725
IT Services — 0.3%
Visa, Inc., 2.20%, 12/14/20 (c)	600	601,865
Media — 3.7%
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.58%, 7/23/20	1,005	1,025,336
Comcast Corp.:
5.70%, 7/01/19 (c)	425	464,944
5.15%, 3/01/20 (c)	900	982,417
Cox Communications, Inc., 6.25%, 6/01/18 (a)(c)	1,000	1,055,121
Interpublic Group of Cos., Inc., 2.25%, 11/15/17 (c)	942	947,850
NBCUniversal Enterprise, Inc., 1.97%, 4/15/19 (a)(c)	500	501,806
NBCUniversal Media LLC, 5.15%, 4/30/20 (c)	570	623,309
Sky PLC:
6.10%, 2/15/18 (a)	278	290,060
2.63%, 9/16/19 (a)(c)	1,255	1,260,114

		7,150,957
Oil, Gas & Consumable Fuels — 1.6%
Anadarko Petroleum Corp., 4.85%, 3/15/21	765	820,262
Apache Corp.:
6.90%, 9/15/18	58	62,796
3.25%, 4/15/22	284	288,461
ConocoPhillips Co., 2.20%, 5/15/20	360	357,252
Enterprise Products Operating LLC, 2.55%, 10/15/19	285	287,908
Kinder Morgan Energy Partners LP:
4.15%, 3/01/22	175	179,569
3.95%, 9/01/22	275	282,344
Pioneer Natural Resources Co.:
7.50%, 1/15/20	45	51,155
3.45%, 1/15/21	385	393,426
TransCanada PipeLines Ltd., 1.88%, 1/12/18	365	365,573

		3,088,746
Pharmaceuticals — 2.0%
Actavis Funding SCS, 3.00%, 3/12/20 (c)	2,000	2,027,726
Mylan NV, 2.50%, 6/07/19 (a)	125	124,324
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	955	922,518
Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19	760	746,721

		3,821,289
Professional Services — 0.1%
Experian Finance PLC, 2.38%, 6/15/17 (a)(c)	290	291,021

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2016	3

Schedule of Investments (continued)	Series S Portfolio

Corporate Bonds	Par (000)	Value
Road & Rail — 3.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.:
3.75%, 5/11/17 (a)	$90	$90,700
3.38%, 3/15/18 (a)(c)	2,006	2,041,127
2.88%, 7/17/18 (a)	363	367,685
2.50%, 6/15/19 (a)	320	320,775
3.05%, 1/09/20 (a)(c)	1,330	1,344,536
Ryder System, Inc.:
2.45%, 11/15/18	175	176,562
2.65%, 3/02/20	613	616,602
2.50%, 5/11/20 (c)	1,185	1,179,580

		6,137,567
Semiconductors & Semiconductor Equipment — 0.2%
Lam Research Corp., 2.75%, 3/15/20	138	138,286
NVIDIA Corp., 2.20%, 9/16/21	215	209,862

		348,148
Software — 0.3%
Oracle Corp., 3.88%, 7/15/20	500	530,650
Specialty Retail — 0.9%
QVC, Inc., 3.13%, 4/01/19 (c)	1,668	1,685,356
Technology Hardware, Storage & Peripherals — 0.9%
Hewlett Packard Enterprise Co., 2.85%, 10/05/18 (a)(c)	1,668	1,684,131
Tobacco — 2.6%
Altria Group, Inc.:
2.63%, 1/14/20 (c)	1,000	1,011,396
4.75%, 5/05/21 (c)	990	1,078,900
Philip Morris International, Inc.:
1.38%, 2/25/19	135	133,566
4.50%, 3/26/20 (c)	325	348,035
1.88%, 2/25/21 (c)	160	156,590
Reynolds American, Inc., 3.25%, 6/12/20 (c)	2,203	2,257,335

		4,985,822
Trading Companies & Distributors — 2.0%
Air Lease Corp.:
2.13%, 1/15/18 (c)	1,385	1,387,464
2.63%, 9/04/18	160	161,116
3.38%, 1/15/19	500	508,478
3.38%, 6/01/21	155	157,148
GATX Corp.:
6.00%, 2/15/18 (c)	500	520,277
2.50%, 3/15/19 (c)	1,000	999,981
International Lease Finance Corp., 7.13%, 9/01/18 (a)	210	226,275

		3,960,739
Wireless Telecommunication Services — 0.1%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 3/20/23 (a)	200	200,374
Total Corporate Bonds — 64.3%		124,480,733

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.1%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-7, Class 4A, 3.29%, 10/25/34 (b)	15	14,633
Bear Stearns Alt-A Trust, Series 2004-13, Class A1, 1.50%, 11/25/34 (b)	4	3,449

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB1, Class 2A, 3.05%, 5/20/34 (b)	$102	$97,148
JP Morgan Trust:
Series 2015-3, Class A5, 3.50%, 5/25/45 (a)(b)	1,128	1,148,110
Series 2016-2, Class A1, 2.69%, 6/25/46 (a)	893	897,956
Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 2.50%, 4/25/57 (a)(b)	1,145	1,139,502
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 3.24%, 6/25/34 (b)	84	83,341
Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.25%, 8/25/55 (a)(b)	706	700,455

		4,084,594
Commercial Mortgage-Backed Securities — 23.7%
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4, 5.49%, 2/10/51	1,677	1,705,428
Bear Stearns Commercial Mortgage Securities Trust:
Series 2007-PW16, Class A4, 5.71%, 6/11/40 (b)	440	440,288
Series 2007-PW16, Class AM, 5.71%, 6/11/40 (b)	750	759,814
Series 2007-PW18, Class AM 6.08%, 6/11/50 (b)	1,425	1,469,891
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class B, 3.21%, 4/10/28 (a)	830	831,637
Citigroup Commercial Mortgage Trust, Series 2013-SMP, Class A, 2.11%, 1/12/30 (a)	1,177	1,179,165
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2007-CD5, Class AJA, 6.12%, 11/15/44 (b)	640	657,141
Series 2007-CD5, Class AMA, 6.12%, 11/15/44 (b)	775	799,387
Commercial Mortgage Trust:
Series 2013-CR12, Class A2, 2.90%, 10/10/46	1,730	1,765,131
Series 2013-SFS, Class A1, 1.87%, 4/12/35 (a)	322	316,291
Series 2014-UBS2, Class A2, 2.82%, 3/10/47	1,380	1,397,201
Series 2015-CR23, Class A2, 2.85%, 5/10/48	3,740	3,813,204
Credit Suisse Commercial Mortgage Trust:
Series 2007-C2, Class AM 5.62%, 1/15/49 (b)	2,500	2,520,915
Series 2008-C1, Class A2, 6.06%, 2/15/41 (b)	54	53,994
Deutsche Bank Re-REMIC Trust, Series 2011-C32, Class A3A, 5.52%, 6/17/49 (a)(b)	1,016	1,019,432
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class AFL1, 2.00%, 12/15/34 (a)(b)	1,283	1,285,124
GS Mortgage Securities Trust, Series 2013-GC16, Class AAB, 3.81%, 11/10/46	1,500	1,586,805
Hilton USA Trust, Series 2013-HLT, Class DFX, 4.41%, 11/05/30 (a)	5	5,060

4	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2016

Schedule of Investments (continued)	Series S Portfolio

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2004-LN2, Class A2, 5.12%, 7/15/41	$10	$10,051
Series 2006-LDP7, Class AM, 5.93%, 4/17/45 (b)	144	143,338
Series 2012-CBX, Class A4, 3.48%, 6/16/45	3,000	3,139,993
Series 2013-WT, Class A, 2.80%, 2/16/25 (a)	1,933	1,934,090
Series 2016-WPT, Class A, 2.15%, 10/15/33 (a)(b)	500	501,459
LB-UBS Commercial Mortgage Trust:
Series 2007-C2, Class A1A, 5.39%, 2/15/40	1,386	1,389,949
Series 2007-C6, Class AM, 6.11%, 7/15/40 (b)	3,285	3,371,397
Series 2007-C7, Class AM, 6.16%, 9/15/45 (b)	1,350	1,393,807
Merrill Lynch Mortgage Trust, Series 2008-C1, Class A4, 5.69%, 2/12/51	1,721	1,755,346
Morgan Stanley Capital I Trust:
Series 2007-HQ12, Class AM, 5.78%, 4/12/49 (b)	2,567	2,566,956
Series 2012-C4, Class A4, 3.24%, 3/15/45	1,900	1,962,290
Morgan Stanley Re-REMIC Trust:
Series 2010-GG10, Class A4A, 5.79%, 8/15/45 (a)(b)	2,208	2,213,589
Series 2012-XA, Class A, 2.00%, 7/27/49 (a)	97	96,912
STRIPs Ltd., Series 2012-1A, Class A, 1.50%, 12/25/44 (a)	6	6,098
Wachovia Bank Commercial Mortgage Trust:
Series 2007-C32, Class AMFX, 5.70%, 6/15/49 (a)	1,145	1,155,630
Series 2007-C33, Class A4, 5.97%, 2/15/51 (b)	348	349,661
Series 2007-C33, Class AM, 5.97%, 2/15/51 (b)	610	617,315
Series 2007-C34, Class A1A, 5.61%, 5/15/46 (b)	1,381	1,402,292
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class A, 2.05%, 6/15/29 (a)(b)	150	150,539

		45,766,620
Interest Only Commercial Mortgage-Backed Securities — 0.8%
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class XA, 0.80%, 9/15/48 (b)	5,062	256,023
Commercial Mortgage Trust:
Series 2015-CR23, Class XA, 1.00%, 5/10/48 (b)	2,598	139,156
Series 2015-LC21, Class XA, 0.87%, 7/10/48 (b)	6,451	288,793
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, 1.82%, 1/15/49 (b)	998	114,854
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class XA, 1.82%, 12/15/47 (b)	4,335	270,695
WF-RBS Commercial Mortgage Trust:
Series 2013-C14, Class XA, 0.86%, 6/15/46 (b)	9,470	362,719

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2013-C15, Class XA, 0.52%, 8/15/46 (b)	$ 7,272	$178,223

		1,610,463
Total Non-Agency Mortgage-Backed Securities — 26.6%		51,461,677

U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 1.9%
Freddie Mac:
Series 3959, Class MA, 4.50%, 11/15/41	357	383,911
Series 3986, Class M, 4.50%, 9/15/41	355	379,535
Series 4239, Class AB, 4.00%, 12/15/39	1,041	1,094,515
Series 4253, Class PA, 3.50%, 8/15/41	1,070	1,097,760
Series 4390, Class CA, 3.50%, 6/15/50	590	611,074

		3,566,795
Commercial Mortgage-Backed Securities — 1.6%
Freddie Mac, Series KP03, Class A2, 1.78%, 7/25/19	3,063	3,052,148
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Fannie Mae, Series 2013-M5, Class X2, 2.29%, 1/25/22 (b)	1,383	99,531
Freddie Mac, Series KW01, Class X1, 0.98%, 1/25/26 (b)	2,119	142,671

		242,202
Mortgage-Backed Securities — 23.0%
Fannie Mae Mortgage-Backed Securities:
2.50%, 2/01/28-1/01/32 (e)	8,147	8,160,053
2.72%, 7/01/43 (b)	2,438	2,488,480
2.87%, 7/01/44 (b)	1,630	1,672,996
2.94%, 10/01/45 (b)	3,627	3,706,198
3.00%, 1/01/32 (e)	9,805	10,061,615
3.17%, 6/01/45 (b)	1,917	1,973,743
3.50%, 1/01/32 (e)	8,110	8,449,131
4.00%, 1/01/32 (e)	1,345	1,384,614
4.50%, 9/01/26	134	142,504
5.00%, 7/01/19-7/01/25 (c)	574	593,033
Freddie Mac Mortgage-Backed Securities:
2.62%, 3/01/45 (b)(c)	2,152	2,191,181
3.07%, 5/01/45 (b)	3,182	3,254,777
5.00%, 1/01/19-9/01/21	247	254,071
5.50%, 5/01/22	236	246,470

		44,578,866
Total U.S. Government Sponsored Agency Securities — 26.6%		51,440,011
Total Long-Term Investments Cost — $310,657,414) — 158.9%		307,605,754

Short-Term Securities	Shares	Value
Dreyfus Treasury Securities Cash Management, Institutional Class, 0.32% (f)	6,077,535	6,077,535
Total Short-Term Securities (Cost — $6,077,535) — 3.2%		6,077,535

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2016	5

Schedule of Investments (continued)	Series S Portfolio

Value
Total Investments (Cost — $316,734,949*) — 162.1%	$313,683,289
Liabilities in Excess of Other Assets — (62.1)%	(120,142,110)

Net Assets — 100.0%	$193,541,179

Notes to Schedule of Investments

*	As of December 31, 2016 unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$316,736,640

Gross unrealized appreciation	$482,159
Gross unrealized depreciation	(3,535,510)

Net unrealized depreciation	$(3,053,351)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(e)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
BNP Paribas Securities Corp.	$8,449,131	$17,265
Goldman Sachs & Co.	$16,544,856	$ (8,657)
Morgan Stanley & Co. LLC	$2,713,713	$ 3,314

(f)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
RBC Capital Markets, LLC	1.04%	5/06/16	Open	$960,000	$964,096	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	5/06/16	Open	967,500	971,628	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	5/11/16	Open	1,601,280	1,607,970	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	5/12/16	Open	695,500	698,393	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	5/12/16	Open	531,375	533,586	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	5/16/16	Open	1,258,750	1,263,875	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	6/17/16	Open	582,750	584,801	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	6/17/16	Open	570,000	572,006	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	6/17/16	Open	624,150	626,347	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	6/17/16	Open	705,600	708,084	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	6/17/16	Open	812,250	815,109	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	6/17/16	Open	546,250	548,173	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	6/17/16	Open	327,630	328,783	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	6/20/16	Open	2,218,390	2,226,080	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	7/11/16	Open	452,625	454,025	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	7/11/16	Open	705,000	707,181	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	7/11/16	Open	456,000	457,411	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	7/11/16	Open	550,050	551,751	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	7/11/16	Open	432,250	433,587	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	7/11/16	Open	879,750	882,471	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	7/11/16	Open	617,025	618,934	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	8/11/16	Open	1,346,700	1,350,124	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	8/25/16	Open	4,068,675	4,078,006	Corporate Bonds	Open/Demand

6	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2016

Schedule of Investments (continued)	Series S Portfolio

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
RBC Capital Markets, LLC	1.04%	9/12/16	Open	$367,200	$367,925	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	9/23/16	Open	672,000	673,195	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	9/30/16	Open	2,960,500	2,965,395	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	9/30/16	Open	2,203,000	2,206,642	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	10/12/16	Open	604,044	604,914	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	10/12/16	Open	336,050	336,534	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	10/12/16	Open	151,904	152,123	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	10/12/16	Open	474,700	475,384	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	10/14/16	Open	476,250	476,919	Corporate Bonds	Open/Demand
Citigroup Global Markets, Inc.	0.97%	12/12/16	1/18/17	14,755,000	14,762,554	U.S. Government Sponsored Agency Securities	Up to 30 Days
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.98%	12/14/16	1/23/17	1,157,000	1,157,409	U.S. Government Sponsored Agency Securities	Up to 30 Days
Barclays Capital, Inc.	1.25%	12/15/16	Open	276,588	276,741	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.11%	12/19/16	Open	669,000	669,248	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.11%	12/19/16	Open	471,000	471,174	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.11%	12/19/16	Open	708,000	708,262	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.95%	12/19/16	Open	968,750	969,031	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.95%	12/19/16	Open	479,375	479,514	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.00%	12/19/16	Open	1,187,500	1,187,863	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.00%	12/19/16	Open	495,625	495,776	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.95%	12/19/16	Open	665,625	665,818	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.95%	12/19/16	Open	620,006	620,186	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.00%	12/19/16	Open	1,307,094	1,307,493	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.00%	12/19/16	Open	928,625	928,909	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.00%	12/19/16	Open	940,000	940,287	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.00%	12/19/16	Open	988,750	989,052	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.00%	12/19/16	Open	660,675	660,877	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.00%	12/19/16	Open	886,658	886,928	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.95%	12/19/16	Open	914,100	914,365	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.95%	12/19/16	Open	708,750	708,956	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.95%	12/19/16	Open	499,525	499,670	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.95%	12/19/16	Open	553,438	553,598	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	12/19/16	Open	1,406,500	1,406,988	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	12/19/16	Open	1,413,750	1,414,240	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	12/19/16	Open	1,185,975	1,186,386	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	12/19/16	Open	861,750	862,049	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	12/19/16	Open	1,930,775	1,931,444	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	12/19/16	Open	1,387,140	1,387,621	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	12/19/16	Open	382,725	382,858	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	12/19/16	Open	1,268,625	1,269,065	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	12/19/16	Open	1,039,738	1,040,098	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	12/19/16	Open	1,178,125	1,178,533	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	12/19/16	Open	1,175,000	1,175,407	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	12/20/16	Open	1,910,000	1,910,662	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	12/20/16	Open	1,193,800	1,194,214	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	12/20/16	Open	1,270,150	1,270,590	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	12/20/16	Open	2,262,000	2,262,784	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	12/20/16	Open	1,359,420	1,360,054	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	12/20/16	Open	1,363,000	1,363,473	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.40%	12/20/16	Open	1,722,000	1,722,804	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	12/21/16	Open	947,500	947,774	Corporate Bonds	Open/Demand

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2016	7

Schedule of Investments (continued)	Series S Portfolio

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
RBC Capital Markets, LLC	1.04%	12/21/16	Open	$ 1,686,250	$ 1,686,737	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	12/21/16	Open	2,097,063	2,097,668	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	12/21/16	Open	1,428,750	1,429,163	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	12/22/16	Open	2,598,750	2,599,125	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	12/22/16	Open	561,000	561,081	Corporate Bonds	Open/Demand
Total				$94,626,018	$94,735,981

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(72)	U.S. Treasury Notes (10 Year)	March 2017	$ 8,948,250	$ 30,053
58	U.S. Treasury Notes (2 Year)	March 2017	$12,567,875	(791)
(376)	U.S. Treasury Notes (5 Year)	March 2017	$44,241,688	120,715
(37)	U.S. Ultra Treasury Bonds (10 Year)	March 2017	$ 4,960,313	(13,850)
Total				$136,127

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.93%[1]	3-month LIBOR	N/A	8/05/18	USD	22,000	$ (85,583)
	3-month Canadian
	Bankers
1.08%[1]	Acceptances	11/15/17[2]	11/15/18	CAD	33,020	(27,984)
1.22%[3]	3-month LIBOR	N/A	5/18/21	USD	10,000	280,727
1.30%[3]	3-month LIBOR	N/A	5/20/21	USD	10,000	247,169
Total						$414,329

[1]	Fund pays the floating rate and receives the fixed rate.

[2]	Forward swap.

[3]	Fund pays the fixed rate and receives the floating rate.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

8	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2016

Schedule of Investments (concluded)	Series S Portfolio

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$76,373,333	$3,850,000	$80,223,333
Corporate Bonds[1]	—	124,480,733	—	124,480,733
Non-Agency Mortgage-Backed Securities	—	51,461,677	—	51,461,677
U.S. Government Sponsored Agency Securities	—	51,440,011	—	51,440,011
Short-Term Securities	$6,077,535	—	—	6,077,535

Total	$6,077,535	$303,755,754	$3,850,000	$313,683,289

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$150,768	$527,896	—	$678,664
Liabilities:
Interest rate contracts	(14,641)	(113,567)	—	(128,208)
Total	$136,127	$414,329	—	$550,456

[1]	See above Schedule of Investments for values in each industry.

[2]	Derivative financial instruments are swaps and futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value, approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $94,735,981 are categorized as Level 2 within the disclosure hierarchy.

During the period ended December 31, 2016, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Non-Agency Mortgage-Backed Securities	Total
Assets:
Opening Balance, as of March 31, 2016	$2,990,400	$48,789	$3,039,189
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	(48,789)	(48,789)
Accrued discounts/premiums	304	—	304
Net realized gain (loss)	839	—	839
Net change in unrealized appreciation (depreciation)[1]	8,712	—	8,712
Purchases	1,350,000	—	1,350,000
Sales	(500,255)	—	(500,255)
Closing Balance, as of December 31, 2016	$3,850,000	—	$3,850,000

Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2016[1]	$8,712	—	$8,712

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2016, is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2016	9

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Allocation Target Shares

By:	/s/ John M. Perlowski
John M. Perlowski

Chief Executive Officer (principal executive officer) of BlackRock Allocation Target Shares

Date: February 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski

Chief Executive Officer (principal executive officer) of BlackRock Allocation Target Shares

Date: February 22, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews

Chief Financial Officer (principal financial officer) of BlackRock Allocation Target Shares

Date: February 22, 2017